Contract Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds


o Aetna Balanced VP, Inc.

o Aetna Income Shares d/b/a Aetna Bond VP

o Aetna Growth VP

o Aetna Variable Fund d/b/a Aetna Growth and Income VP

o Aetna Index Plus Large Cap VP

o Aetna International VP

o Aetna Variable Encore Fund d/b/a Aetna Money Market VP

o Aetna Real Estate Securities VP

o Aetna Small Company VP

o AIM V.I. Capital Appreciation Fund

o AIM V.I. Growth Fund

o AIM V.I Growth and Income Fund

o AIM V.I. Value Fund

o Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio

o Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio

o Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio

o Janus Aspen Aggressive Growth Portfolio

o Janus Aspen Balanced Portfolio

o Janus Aspen Growth Portfolio

o Janus Aspen Worldwide Growth Portfolio

o MFS Total Return Series

o Mitchell Hutchins Growth and Income Portfolio

o Mitchell Hutchins Tactical Allocation Portfolio

o Mitchell Hutchins Small Cap Portfolio

o Oppenheimer Aggressive Growth Fund/VA

o Oppenheimer Main Street Growth & Income Fund/VA

o Oppenheimer Strategic Bond Fund/VA

o Portfolio Partners MFS Emerging Equities Portfolio

o Portfolio Partners MFS Research Growth Portfolio

o Portfolio Partners MFS Value Equity Portfolio

o Portfolio Partners Scudder International Growth Portfolio


The Contract. The contract described in this prospectus is a group or individual Aetna Variable Annuity deferred variable annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us). It is issued as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.


The Contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important This prospectus contains facts about the contract you should know before purchasing. Read this prospectus carefully. If you purchase the contract, retain this prospectus for future reference.

Table of Contents . . . page 3

Contract Design. The contract described in this prospectus is designed to:

> Help you save for retirement security while receiving beneficial tax treatment

> Offer a variety of investment options to help meet long-term financial goals

> Provide a death benefit to the beneficiary you designate

> Provide payments for life or for a specified period

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.


Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, http://www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 55 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

--------------------------------------------------------------------------------


Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section in this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.


Fixed Interest Options.

> ALIAC Guaranteed Account (the Guaranteed Account)

> Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.


The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

                          TABLE OF CONTENTS


 Contract Overview .......................................  4
 Contract Design
 Contract Facts
 Questions: Contacting the Company
 Sending Forms and Written Requests in Good Order
 Contract Phases: The Accumulation Phase, The Income Phase



Fee Table ..................................  7
Condensed Financial Information ............ 16
Investment Options ......................... 16
Transfers Among Investment Options ......... 18
Purchase and Rights ........................ 19
Right to Cancel ............................ 22
Transfers Between Option Packages .......... 23
Fees ....................................... 24
Your Account Value ......................... 28
Withdrawals ................................ 31
Systematic Distribution Options ............ 33
Death Benefit .............................. 34
The Income Phase ........................... 38
Taxation ................................... 42
Other Topics ............................... 50



The Company -- Variable Annuity Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Legal Matters and Proceedings -- Year 2000 Readiness

Contents of the Statement of Additional Information ......... 55
Appendix I -- ALIAC Guaranteed Account ...................... 56
Appendix II -- Fixed Account ................................ 59
Appendix III -- Description of Underlying Funds ............. 60
Appendix IV -- Condensed Financial Information .............. 78

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call our Home Office at:


Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-531-4547

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Contract Overview
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                Contract Design


The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that receives beneficial tax treatment and offers a variety of investment options to help meet long-term financial goals.


                                 Contract Facts

Option Packages: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Option Packages." The differences are summarized as follows:

-----------------------------------------------------------------------------------------------
                       Option Package I          Option Package II        Option Package III
-----------------------------------------------------------------------------------------------
 Mortality and
 Expense Risk
 Charge(1):           0.80%                     1.10%                     1.25%
-----------------------------------------------------------------------------------------------
 Death Benefit(2)  The greater of:           The greatest of:          The greatest of:
 on Death of the   (1) The sum of            (1) The sum of            (1) The sum of
 Annuitant(3):     all payments              all payments              all payments
                   made, adjusted            made, adjusted            made, adjusted
                   for amounts               for amounts               for amounts
                   withdrawn or              withdrawn or              withdrawn or
                   applied to an             applied to an             applied to an
                   income phase              income phase              income phase
                   payment as of             payment as of             payment as of
                   the claim date; or        the claim date; or        the claim date; or
                   (2) The account           (2) The account           (2) The account
                   value on the              value on the              value on the
                   claim date                claim date; or            claim date; or
                                             (3) The "step-up          (3) The "step-up
                                             value" on the             value" on the
                                             claim date                claim date; or
                                                                       (4) The "roll-up
                                                                       value" on the
                                                                       claim date
-----------------------------------------------------------------------------------------------
 Minimum Initial      Non-                      Non-                      Non-
 Payment/Account   Qualified:   Qualified:   Qualified:   Qualified:   Qualified:   Qualified:
 Value(4):         $15,000      $1,500       $5,000       $1,500       $5,000       $1,500
-----------------------------------------------------------------------------------------------
 Free              10% of your account       10% of your account       10% of your account
 Withdrawals(5):   value each account        value each account        value each account
                   year, non-cumulative.     year, non-cumulative.     year, cumulative to
                                                                       a maximum 30%.
-----------------------------------------------------------------------------------------------
 Nursing Home
 Waiver -- Waiver  Not available             Available                 Available
 of Early With-
 drawal Charge(5):
-----------------------------------------------------------------------------------------------


(1)See "Fee Table" and "Fees."

(2)See "Death Benefit."


(3)When a contract holder is not the annuitant, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." A contract holder who is not the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.


(4)See "Purchase and Rights."

(5)See "Fees."

Transferability. You may transfer from one option package to another. See "Transfers Between Option Packages."

> Transfers must occur on an account anniversary

> A written request for the transfer must be received by us within 60 days of an account anniversary

> Initial payment minimums need to be met

Free Look/Right to Cancel: You may cancel your contract within 10 days (or longer if required by state law) of receipt. See "Right to Cancel."


Death Benefit: Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."


Withdrawals: During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

Taxation: The contract is designed to help defer taxes while saving for retirement. Taxes will generally be due when you receive a distribution from amounts accumulated. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases

I. The Accumulation Phase (accumulating dollars)

STEP 1: You provide us with your completed application and initial payment. We establish an account for you.

STEP 2: You direct us to invest your payments in one or more of the following:

(a) Fixed Interest Options

(b) Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.


II. The Income Phase When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several payment options (see "The Income Phase"). In general, you may:


> Receive payments for a specified period of time or for life

> Receive payments monthly, quarterly, semi-annually or annually

> Select an option that provides for payments to beneficiaries


> Select fixed payments or payments that vary based upon the performance of the variable investment options you select.

[graphic]

                                  Payments to
                                  Your Account

                              Step 1 (down arrow)

                    Aetna Life Insurance and Annuity Company

     (a)                 Step 2                   (b)
                               Variable Annuity
Fixed                              Account B
Interest
Options                  Variable Investment Options

                               The Subaccounts

                                 A         B    Etc.

                   (down arrow)  Step 3 (down arrow)

                              Mutual    Mutual
                              Fund A    Fund B
[end graphic]

In this Section:

> Maximum Transaction Fees


> Maximum Fees Deducted from Investments in the Separate Account

> Fees Deducted by the Funds


> Examples of Fee Deductions


Also see the "Fees" section for:


> How, When and Why Fees are Deducted

> Reduction, Waiver and/or  Elimination of Certain Fees


Fee Table
--------------------------------------------------------------------------------


The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.



Maximum Transaction Fees

Early Withdrawal Charge. (As a percentage of payments withdrawn.)


Contracts Other Than Roth IRA Contracts:            Roth IRA Contracts:
----------------------------------------- ---------------------------------------
                                 Early                                   Early
     Years From Receipt       Withdrawal       Completed Account       Withdrawal
         of Payment             Charge               Years               Charge
---------------------------- ------------ --------------------------- -----------
 Less than 2                     7%       Less than 1                     5%
 2 or more but less than 4       6%       1 or more but less than 2       4%
 4 or more but less than 5       5%       2 or more but less than 3       3%
 5 or more but less than 6       4%       3 or more but less than 4       2%
 6 or more but less than 7       3%       4 or more but less than 5       1%
 7 or more                       0%       5 or more                       0%


Annual Maintenance Fee............................................... $30.00(1)

Transfer charge....................................................... $0.00(2)


Maximum Fees Deducted from Investments in the Separate Account
Amount During the Accumulation Phase

(Daily deductions equal to the given percentage on an annual basis)

> Option Package I--
     Mortality and Expense Risk Charge                                   0.80%
     Administrative Expense Charge                                       0.15%
                                                                         ------

     Total Separate Account Expenses                                     0.95%
                                                                         ======

> Option Package II--
     Mortality and Expense Risk Charge                                   1.10%
     Administrative Expense Charge                                       0.15%
                                                                         ------

     Total Separate Account Expenses                                     1.25%
                                                                         ======

> Option Package III--
     Mortality and Expense Risk Charge                                   1.25%
     Administrative Expense Charge                                       0.15%
                                                                         ------

     Total Separate Account Expenses                                     1.40%
                                                                         ======
Amount During the Income Phase

(Daily deductions equal to the given percentage on an annual basis)

> All Option Packages--
     Mortality and Expense Risk Charge                                   1.25%
     Administrative Expense Charge                                       0.00%(3)
                                                                         ------

     Total Separate Account Expenses                                     1.25%
                                                                         ======

(1)The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due.


(2)During the accumulation phase, we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers" for additional information.


(3)We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."

Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn more about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.


                              Fund Expense Table



                                                                                    Total Fund                       Net Fund
                                                                                      Annual                          Annual
                                                                                     Expenses                        Expenses
                                                        Investment                    Without         Total            After
                                                         Advisory        Other      Waivers or     Waivers and        Waivers
                                                          Fees(1)      Expenses     Reductions      Reductions     or Reductions
                                                       ------------   ----------   ------------   -------------   --------------
Aetna Balanced VP, Inc.(3)                               0.50%         0.09%         0.59%              --             0.59%
Aetna Bond VP(3)                                         0.40%         0.10%         0.50%              --             0.50%
Aetna Growth VP(2)(3)                                    0.60%         0.15%         0.75%            0.00%            0.75%
Aetna Growth and Income VP(3)                            0.50%         0.08%         0.58%              --             0.58%
Aetna Index Plus Large Cap VP(2)(3)                      0.35%         0.10%         0.45%            0.00%            0.45%
Aetna International VP(2)(3)                             0.85%         1.22%         2.07%            0.92%            1.15%
Aetna Money Market VP(3)                                 0.25%         0.09%         0.34%              --             0.34%
Aetna Real Estate Securities VP(2)(3)                    0.75%         0.73%         1.48%            0.53%            0.95%
Aetna Small Company VP(2)(3)                             0.75%         0.14%         0.89%            0.00%            0.89%
AIM V.I. Capital Appreciation Fund(4)                    0.62%         0.05%         0.67%              --             0.67%
AIM V.I. Growth Fund(4)                                  0.64%         0.08%         0.72%              --             0.72%
AIM V.I. Growth and Income Fund(4)                       0.61%         0.04%         0.65%              --             0.65%
AIM V.I. Value Fund(4)                                   0.61%         0.05%         0.66%              --             0.66%
Fidelity VIP Equity-Income Portfolio(5)                  0.49%         0.09%         0.58%            0.01%            0.57%
Fidelity VIP High Income Portfolio(5)                    0.58%         0.12%         0.70%            0.00%            0.70%
Fidelity VIP II Contrafund Portfolio(5)                  0.59%         0.11%         0.70%            0.04%            0.66%
Janus Aspen Aggressive Growth Portfolio(6)               0.72%         0.03%         0.75%            0.00%            0.75%
Janus Aspen Balanced Portfolio(6)                        0.72%         0.02%         0.74%            0.00%            0.74%
Janus Aspen Growth Portfolio(6)                          0.72%         0.03%         0.75%            0.07%            0.68%
Janus Aspen Worldwide Growth Portfolio(6)                0.67%         0.07%         0.74%            0.02%            0.72%
MFS Total Return Series(7)                               0.75%         0.16%         0.91%            0.00%            0.91%
Mitchell Hutchins Growth and Income Portfolio(4)         0.70%         0.34%         1.04%              --             1.04%
Mitchell Hutchins Tactical Allocation Portfolio(4)       0.50%         0.45%         0.95%              --             0.95%
Mitchell Hutchins Small Cap Portfolio(4)                 1.00%         0.94%         1.94%              --             1.94%
Oppenheimer Aggressive Growth Fund/VA(4)                 0.69%         0.02%         0.71%              --             0.71%
Oppenheimer Main Street Growth & Income
 Fund/VA(4)                                              0.74%         0.05%         0.79%              --             0.79%
Oppenheimer Strategic Bond Fund/VA(4)                    0.74%         0.06%         0.80%              --             0.80%
Portfolio Partners MFS Emerging Equities
 Portfolio(8)                                            0.68%         0.13%         0.81%            0.00%            0.83%
Portfolio Partners MFS Research Growth
 Portfolio(8)                                            0.70%         0.15%         0.85%              --             0.85%
Portfolio Partners MFS Value Equity Portfolio(8)         0.65%         0.25%         0.90%              --             0.90%
Portfolio Partners Scudder
 International Growth Portfolio(8)                       0.80%         0.20%         1.00%              --             1.00%



Footnotes to the "Fund Expense Table"
(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of the fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual
    Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.
(3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.
(4) Fee waiver/expense reimbursement obligations do not apply to these portfolios.
(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.
(6) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reduction until at least the next annual renewal of the advisory agreement.
(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
(8) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund
    Annual Expenses After Waivers or Reductions column above. For the
    Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Annual Fund Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Example: Option Package I -- For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples


                                                                     EXAMPLE A
                                                      ---------------------------------------

                                                      If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                      you would pay the following expenses,
                                                      including any applicable early
                                                      withdrawal charge:

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $79      $103      $120      $186
Aetna Bond VP                                            $78      $100      $116      $176
Aetna Growth VP                                          $80      $108      $129      $203
Aetna Growth and Income VP                               $79      $102      $120      $185
Aetna Index Plus Large Cap VP                            $77      $ 98      $113      $170
Aetna International VP                                   $94      $148      $195      $336
Aetna Money Market VP                                    $76      $ 95      $107      $158
Aetna Real Estate Securities VP                          $88      $130      $166      $279
Aetna Small Company VP                                   $82      $112      $136      $218
AIM V. I. Capital Appreciation Fund                      $79      $105      $125      $195
AIM V. I. Growth Fund                                    $80      $107      $127      $200
AIM V. I. Growth and Income Fund                         $79      $105      $124      $192
AIM V. I. Value Fund                                     $79      $105      $124      $193
Fidelity VIP Equity-Income Portfolio                     $79      $102      $120      $185
Fidelity VIP High Income Portfolio                       $80      $106      $126      $198
Fidelity VIP II Contrafund Portfolio                     $80      $106      $126      $198
Janus Aspen Aggressive Growth Portfolio                  $80      $108      $129      $203
Janus Aspen Balanced Portfolio                           $80      $107      $128      $202
Janus Aspen Growth Portfolio                             $80      $108      $129      $203
Janus Aspen Worldwide Growth Portfolio                   $80      $107      $128      $202
MFS Total Return Series                                  $82      $113      $137      $220
Mitchell Hutchins Growth and Income Portfolio            $83      $117      $144      $234
Mitchell Hutchins Tactical Allocation Portfolio          $82      $114      $139      $225
Mitchell Hutchins Small Cap Portfolio                    $92      $144      $189      $323
Oppenheimer Aggressive Growth Fund/VA                    $80      $106      $127      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $81      $109      $131      $208
Oppenheimer Strategic Bond Fund/VA                       $81      $109      $131      $209
Portfolio Partners MFS Emerging Equities Portfolio       $81      $109      $132      $210
 Portfolio Partners MFS Research Growth Portfolio        $81      $111      $134      $214
Portfolio Partners MFS Value Equity Portfolio            $82      $112      $137      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $83      $115      $142      $230

                                                                    EXAMPLE B
                                                      --------------------------------------

                                                      If at the end of the periods shown you
                                                      (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                      payment option, you would pay the
                                                      following expenses (no early with-
                                                      drawal charge is reflected):*

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $16      $49       $ 85      $186
Aetna Bond VP                                            $15      $47       $ 80      $176
Aetna Growth VP                                          $18      $54       $ 93      $203
Aetna Growth and Income VP                               $16      $49       $ 85      $185
Aetna Index Plus Large Cap VP                            $14      $45       $ 78      $170
Aetna International VP                                   $31      $94       $160      $336
Aetna Money Market VP                                    $13      $42       $ 72      $158
Aetna Real Estate Securities VP                          $25      $76       $131      $279
Aetna Small Company VP                                   $19      $59       $101      $218
AIM V. I. Capital Appreciation Fund                      $17      $52       $ 89      $195
AIM V. I. Growth Fund                                    $17      $53       $ 92      $200
AIM V. I. Growth and Income Fund                         $16      $51       $ 88      $192
AIM V. I. Value Fund                                     $17      $51       $ 89      $193
Fidelity VIP Equity-Income Portfolio                     $16      $49       $ 85      $185
Fidelity VIP High Income Portfolio                       $17      $53       $ 91      $198
Fidelity VIP II Contrafund Portfolio                     $17      $53       $ 91      $198
Janus Aspen Aggressive Growth Portfolio                  $18      $54       $ 93      $203
Janus Aspen Balanced Portfolio                           $17      $54       $ 93      $202
Janus Aspen Growth Portfolio                             $18      $54       $ 93      $203
Janus Aspen Worldwide Growth Portfolio                   $17      $54       $ 93      $202
MFS Total Return Series                                  $19      $59       $102      $220
Mitchell Hutchins Growth and Income Portfolio            $20      $63       $108      $234
Mitchell Hutchins Tactical Allocation Portfolio          $20      $60       $104      $225
Mitchell Hutchins Small Cap Portfolio                    $29      $90       $153      $323
Oppenheimer Aggressive Growth Fund/VA                    $17      $53       $ 91      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $18      $55       $ 96      $208
Oppenheimer Strategic Bond Fund/VA                       $18      $56       $ 96      $209
Portfolio Partners MFS Emerging Equities Portfolio       $18      $56       $ 97      $210
Portfolio Partners MFS Research Growth Portfolio         $19      $57       $ 99      $214
Portfolio Partners MFS Value Equity Portfolio            $19      $59       $101      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $20      $62       $106      $230


-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package I -- For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> They Actual expenses and/or returns may be more or less than those shown in these examples


                                                                     EXAMPLE A
                                                      ---------------------------------------

                                                      If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                      you would pay the following expenses,
                                                      including any applicable early
                                                      withdrawal charge:

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $52      $ 67      $ 85      $186
Aetna Bond VP                                            $51      $ 64      $ 80      $176
Aetna Growth VP                                          $53      $ 72      $ 93      $203
Aetna Growth and Income VP                               $52      $ 67      $ 85      $185
Aetna Index Plus Large Cap VP                            $50      $ 63      $ 78      $170
Aetna International VP                                   $67      $112      $160      $336
Aetna Money Market VP                                    $49      $ 59      $ 72      $158
Aetna Real Estate Securities VP                          $61      $ 94      $131      $279
Aetna Small Company VP                                   $55      $ 76      $101      $218
AIM V.I. Capital Appreciation Fund                       $53      $ 70      $ 89      $195
AIM V.I. Growth Fund                                     $53      $ 71      $ 92      $200
AIM V.I. Growth & Income Fund                            $52      $ 69      $ 88      $192
AIM V.I. Value Fund                                      $52      $ 69      $ 89      $193
Fidelity VIP Equity-Income Portfolio                     $52      $ 67      $ 85      $185
Fidelity VIP High Income Portfolio                       $53      $ 71      $ 91      $198
Fidelity VIP II Contrafund Portfolio                     $53      $ 71      $ 91      $198
Janus Aspen Aggressive Growth Portfolio                  $53      $ 72      $ 93      $203
Janus Aspen Balanced Portfolio                           $53      $ 72      $ 93      $202
Janus Aspen Growth Portfolio                             $53      $ 72      $ 93      $203
Janus Aspen Worldwide Growth Portfolio                   $53      $ 72      $ 93      $202
MFS Total Return Series                                  $55      $ 77      $102      $220
Mitchell Hutchins Growth and Income Portfolio            $56      $ 81      $108      $234
Mitchell Hutchins Tactical Allocation Portfolio          $55      $ 78      $104      $225
Mitchell Hutchins Small Cap Portfolio                    $65      $108      $153      $323
Oppenheimer Aggressive Growth Fund/VA                    $53      $ 71      $ 91      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $54      $ 73      $ 96      $208
Oppenheimer Strategic Bond Fund/VA                       $54      $ 74      $ 96      $209
Portfolio Partners MFS Emerging Equities Portfolio       $54      $ 74      $ 97      $210
Portfolio Partners MFS Research Growth Portfolio         $54      $ 75      $ 99      $214
Portfolio Partners MFS Value Equity Portfolio            $55      $ 77      $101      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $56      $ 80      $106      $230

                                                                    EXAMPLE B
                                                      --------------------------------------

                                                      If at the end of the periods shown you
                                                      (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                      payment option, you would pay the
                                                      following expenses (no early withdrawal
                                                      charge is reflected):*

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $16      $49       $ 85      $186
Aetna Bond VP                                            $15      $47       $ 80      $176
Aetna Growth VP                                          $18      $54       $ 93      $203
Aetna Growth and Income VP                               $16      $49       $ 85      $185
Aetna Index Plus Large Cap VP                            $14      $45       $ 78      $170
Aetna International VP                                   $31      $94       $160      $336
Aetna Money Market VP                                    $13      $42       $ 72      $158
Aetna Real Estate Securities VP                          $25      $76       $131      $279
Aetna Small Company VP                                   $19      $59       $101      $218
AIM V.I. Capital Appreciation Fund                       $17      $52       $ 89      $195
AIM V.I. Growth Fund                                     $17      $53       $ 92      $200
AIM V.I. Growth & Income Fund                            $16      $51       $ 88      $192
AIM V.I. Value Fund                                      $17      $51       $ 89      $193
Fidelity VIP Equity-Income Portfolio                     $16      $49       $ 85      $185
Fidelity VIP High Income Portfolio                       $17      $53       $ 91      $198
Fidelity VIP II Contrafund Portfolio                     $17      $53       $ 91      $198
Janus Aspen Aggressive Growth Portfolio                  $18      $54       $ 93      $203
Janus Aspen Balanced Portfolio                           $17      $54       $ 93      $202
Janus Aspen Growth Portfolio                             $18      $54       $ 93      $203
Janus Aspen Worldwide Growth Portfolio                   $17      $54       $ 93      $202
MFS Total Return Series                                  $19      $59       $102      $220
Mitchell Hutchins Growth and Income Portfolio            $20      $63       $108      $234
Mitchell Hutchins Tactical Allocation Portfolio          $20      $60       $104      $225
Mitchell Hutchins Small Cap Portfolio                    $20      $90       $153      $323
Oppenheimer Aggressive Growth Fund/VA                    $17      $53       $ 91      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $18      $55       $ 96      $208
Oppenheimer Strategic Bond Fund/VA                       $18      $56       $ 96      $209
Portfolio Partners MFS Emerging Equities Portfolio       $18      $56       $ 97      $210
Portfolio Partners MFS Research Growth Portfolio         $19      $57       $ 99      $214
Portfolio Partners MFS Value Equity Portfolio            $19      $59       $101      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $20      $62       $106      $230


-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II -- For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples


                                                                     EXAMPLE A
                                                      ---------------------------------------

                                                      If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                      you would pay the following expenses,
                                                      including any applicable early
                                                      withdrawal charge:

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $82      $112      $136      $218
Aetna Bond VP                                            $81      $109      $131      $209
Aetna Growth VP                                          $83      $117      $144      $235
Aetna Growth and Income VP                               $82      $112      $135      $217
Aetna Index Plus Large Cap VP                            $80      $108      $129      $203
Aetna International VP                                   $97      $156      $210      $363
Aetna Money Market VP                                    $79      $104      $123      $191
Aetna Real Estate Securities VP                          $91      $139      $181      $308
Aetna Small Company VP                                   $85      $121      $151      $250
AIM V.I. Capital Appreciation Fund                       $83      $114      $140      $227
AIM V.I. Growth Fund                                     $83      $116      $143      $232
AIM V.I. Growth & Income Fund                            $82      $114      $139      $225
AIM V.I. Value Fund                                      $82      $114      $140      $226
Fidelity VIP Equity-Income Portfolio                     $82      $112      $135      $217
Fidelity VIP High Income Portfolio                       $83      $115      $142      $230
Fidelity VIP II Contrafund Portfolio                     $83      $115      $142      $230
Janus Aspen Aggressive Growth Portfolio                  $83      $117      $144      $235
Janus Aspen Balanced Portfolio                           $83      $117      $144      $234
Janus Aspen Growth Portfolio                             $83      $117      $144      $235
Janus Aspen Worldwide Growth Portfolio                   $83      $117      $144      $234
MFS Total Return Series                                  $85      $122      $152      $252
Mitchell Hutchins Growth and Income Portfolio            $86      $126      $159      $265
Mitchell Hutchins Tactical Allocation Portfolio          $85      $123      $154      $256
Mitchell Hutchins Small Cap Portfolio                    $95      $153      $204      $351
Oppenheimer Aggressive Growth Fund/VA                    $83      $116      $142      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $84      $118      $146      $239
Oppenheimer Strategic Bond Fund/VA                       $84      $118      $147      $240
Portfolio Partners MFS Emerging Equities Portfolio       $84      $119      $147      $241
Portfolio Partners MFS Research Growth Portfolio         $84      $120      $149      $245
Portfolio Partners MFS Value Equity Portfolio            $85      $121      $152      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $86      $124      $157      $261

                                                                    EXAMPLE B
                                                      --------------------------------------

                                                      If at the end of the periods shown you
                                                      (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                      payment option, you would pay the
                                                      following expenses (no early withdrawal
                                                      charge is reflected):*

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $19      $ 59      $101      $218
Aetna Bond VP                                            $18      $ 56      $ 96      $209
Aetna Growth VP                                          $21      $ 63      $109      $235
Aetna Growth and Income VP                               $19      $ 58      $100      $217
Aetna Index Plus Large Cap VP                            $18      $ 54      $ 93      $203
Aetna International VP                                   $34      $103      $174      $363
Aetna Money Market VP                                    $16      $ 51      $ 88      $191
Aetna Real Estate Securities VP                          $28      $ 85      $146      $308
Aetna Small Company VP                                   $22      $ 68      $116      $250
AIM V.I. Capital Appreciation Fund                       $20      $ 61      $105      $227
AIM V.I. Growth Fund                                     $20      $ 63      $107      $232
AIM V.I. Growth & Income Fund                            $20      $ 60      $104      $225
AIM V.I. Value Fund                                      $20      $ 61      $104      $226
Fidelity VIP Equity-Income Portfolio                     $19      $ 58      $100      $217
Fidelity VIP High Income Portfolio                       $20      $ 62      $106      $230
Fidelity VIP II Contrafund Portfolio                     $20      $ 62      $106      $230
Janus Aspen Aggressive Growth Portfolio                  $21      $ 63      $109      $235
Janus Aspen Balanced Portfolio                           $20      $ 63      $108      $234
Janus Aspen Growth Portfolio                             $21      $ 63      $109      $235
Janus Aspen Worldwide Growth Portfolio                   $20      $ 63      $108      $234
MFS Total Return Series                                  $22      $ 68      $117      $252
Mitchell Hutchins Growth and Income Portfolio            $23      $ 72      $124      $265
Mitchell Hutchins Tactical Allocation Portfolio          $23      $ 69      $119      $256
Mitchell Hutchins Small Cap Portfolio                    $32      $ 99      $168      $351
Oppenheimer Aggressive Growth Fund/VA                    $20      $ 62      $107      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $21      $ 65      $111      $239
Oppenheimer Strategic Bond Fund/VA                       $21      $ 65      $111      $240
Portfolio Partners MFS Emerging Equities Portfolio       $21      $ 65      $112      $241
Portfolio Partners MFS Research Growth Portfolio         $22      $ 66      $114      $245
Portfolio Partners MFS Value Equity Portfolio            $22      $ 68      $117      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $23      $ 71      $122      $261


-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II -- For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> They Actual expenses and/or returns may be more or less than those shown in these examples


                                                                     EXAMPLE A
                                                      ---------------------------------------

                                                      If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                      you would pay the following expenses,
                                                      including any applicable early
                                                      withdrawal charge:

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $55      $ 76      $101      $218
Aetna Bond VP                                            $54      $ 74      $ 96      $209
Aetna Growth VP                                          $56      $ 81      $109      $235
Aetna Growth and Income VP                               $55      $ 76      $100      $217
Aetna Index Plus Large Cap VP                            $53      $ 72      $ 93      $203
Aetna International VP                                   $70      $121      $174      $363
Aetna Money Market VP                                    $52      $ 69      $ 88      $191
Aetna Real Estate Securities VP                          $64      $103      $146      $308
Aetna Small Company VP                                   $58      $ 85      $116      $250
AIM V.I. Capital Appreciation Fund                       $56      $ 79      $105      $227
AIM V.I. Growth Fund                                     $56      $ 80      $107      $232
AIM V.I. Growth & Income Fund                            $55      $ 78      $104      $225
AIM V.I. Value Fund                                      $55      $ 78      $104      $226
Fidelity VIP Equity-Income Portfolio                     $55      $ 76      $100      $217
Fidelity VIP High Income Portfolio                       $56      $ 80      $106      $230
Fidelity VIP II Contrafund Portfolio                     $56      $ 80      $106      $230
Janus Aspen Aggressive Growth Portfolio                  $56      $ 81      $109      $235
Janus Aspen Balanced Portfolio                           $56      $ 81      $108      $234
Janus Aspen Growth Portfolio                             $56      $ 81      $109      $235
Janus Aspen Worldwide Growth Portfolio                   $56      $ 81      $108      $234
MFS Total Return Series                                  $58      $ 86      $117      $252
Mitchell Hutchins Growth and Income Portfolio            $59      $ 90      $124      $265
Mitchell Hutchins Tactical Allocation Portfolio          $58      $ 87      $119      $256
Mitchell Hutchins Small Cap Portfolio                    $68      $117      $168      $351
Oppenheimer Aggressive Growth Fund/VA                    $56      $ 80      $107      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $57      $ 82      $111      $239
Oppenheimer Strategic Bond Fund/NA                       $57      $ 83      $111      $240
Portfolio Partners MFS Emerging Equities Portfolio       $57      $ 83      $112      $241
Portfolio Partners MFS Research Growth Portfolio         $57      $ 84      $114      $245
Portfolio Partners MFS Value Equity Portfolio            $58      $ 86      $117      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $59      $ 89      $122      $261

                                                                    EXAMPLE B
                                                      --------------------------------------

                                                      If at the end of the periods shown you
                                                      (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                      payment option, you would pay the
                                                      following expenses (no early withdrawal
                                                      charge is reflected):*

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $19      $ 59      $101      $218
Aetna Bond VP                                            $18      $ 56      $ 96      $209
Aetna Growth VP                                          $21      $ 63      $109      $235
Aetna Growth and Income VP                               $19      $ 58      $100      $217
Aetna Index Plus Large Cap VP                            $18      $ 54      $ 93      $203
Aetna International VP                                   $34      $103      $174      $363
Aetna Money Market VP                                    $16      $ 51      $ 88      $191
Aetna Real Estate Securities VP                          $28      $ 85      $146      $308
Aetna Small Company VP                                   $22      $ 68      $116      $250
AIM V.I. Capital Appreciation Fund                       $20      $ 61      $105      $227
AIM V.I. Growth Fund                                     $20      $ 63      $107      $232
AIM V.I. Growth & Income Fund                            $20      $ 60      $104      $225
AIM V.I. Value Fund                                      $20      $ 61      $104      $226
Fidelity VIP Equity-Income Portfolio                     $19      $ 58      $100      $217
Fidelity VIP High Income Portfolio                       $20      $ 62      $106      $230
Fidelity VIP II Contrafund Portfolio                     $20      $ 62      $106      $230
Janus Aspen Aggressive Growth Portfolio                  $21      $ 63      $109      $235
Janus Aspen Balanced Portfolio                           $20      $ 63      $108      $234
Janus Aspen Growth Portfolio                             $21      $ 63      $109      $235
Janus Aspen Worldwide Growth Portfolio                   $20      $ 63      $108      $234
MFS Total Return Series                                  $22      $ 68      $117      $252
Mitchell Hutchins Growth and Income Portfolio            $23      $ 72      $124      $265
Mitchell Hutchins Tactical Allocation Portfolio          $23      $ 69      $119      $256
Mitchell Hutchins Small Cap Portfolio                    $32      $ 99      $168      $351
Oppenheimer Aggressive Growth Fund/VA                    $20      $ 62      $107      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $21      $ 65      $111      $239
Oppenheimer Strategic Bond Fund/NA                       $21      $ 65      $111      $240
Portfolio Partners MFS Emerging Equities Portfolio       $21      $ 65      $112      $241
Portfolio Partners MFS Research Growth Portfolio         $22      $ 66      $114      $245
Portfolio Partners MFS Value Equity Portfolio            $22      $ 68      $117      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $23      $ 71      $122      $261


-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III -- For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples


                                                                     EXAMPLE A
                                                      ---------------------------------------

                                                      If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                      you would pay the following expenses,
                                                      including any applicable early
                                                      withdrawal charge:

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $83      $117      $144      $234
Aetna Bond VP                                            $82      $114      $139      $225
Aetna Growth VP                                          $85      $121      $152      $251
Aetna Growth and Income VP                               $83      $116      $143      $233
Aetna Index Plus Large Cap VP                            $82      $112      $137      $219
Aetna International VP                                   $98      $161      $217      $377
Aetna Money Market VP                                    $81      $109      $131      $208
Aetna Real Estate Securities VP                          $92      $143      $188      $323
Aetna Small Company VP                                   $86      $126      $159      $265
AIM V.I. Capital Appreciation Fund                       $84      $119      $148      $242
AIM V.I. Growth Fund                                     $85      $121      $150      $247
AIM V.I. Growth & Income Fund                            $84      $118      $147      $240
AIM V.I. Value Fund                                      $84      $119      $147      $241
Fidelity VIP Equity-Income Portfolio                     $83      $116      $143      $233
Fidelity VIP High Income Portfolio                       $84      $120      $149      $245
Fidelity VIP II Contrafund Portfolio                     $84      $120      $149      $245
Janus Aspen Aggressive Growth Portfolio                  $85      $121      $152      $251
Janus Aspen Balanced Portfolio                           $85      $121      $151      $250
Janus Aspen Growth Portfolio                             $85      $121      $152      $251
Janus Aspen Worldwide Growth Portfolio                   $85      $121      $151      $250
MFS Total Return Series                                  $86      $126      $160      $267
Mitchell Hutchins Growth and Income Portfolio            $88      $130      $167      $280
Mitchell Hutchins Tactical Allocation Portfolio          $87      $128      $162      $271
Mitchell Hutchins Small Cap Portfolio                    $97      $157      $211      $365
Oppenheimer Aggressive Growth Fund/VA                    $84      $120      $150      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $85      $123      $154      $255
Oppenheimer Strategic Bond Fund/VA                       $85      $123      $154      $256
Portfolio Partners MFS Emerging Equities Portfolio       $85      $123      $155      $257
Portfolio Partners MFS Research Growth Portfolio         $86      $124      $157      $261
Portfolio Partners MFS Value Equity Portfolio            $86      $126      $160      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $87      $129      $165      $276

                                                                    EXAMPLE B
                                                      --------------------------------------

                                                      If at the end of the periods shown you
                                                      (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                      payment option, you would pay the
                                                      following expenses (no early withdrawal
                                                      charge is reflected):*

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $20      $ 63      $108      $234
Aetna Bond VP                                            $20      $ 60      $104      $225
Aetna Growth VP                                          $22      $ 68      $117      $251
Aetna Growth and Income VP                               $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP                            $19      $ 59      $101      $219
Aetna International VP                                   $35      $107      $181      $377
Aetna Money Market VP                                    $18      $ 55      $ 96      $208
Aetna Real Estate Securities VP                          $29      $ 90      $153      $323
Aetna Small Company VP                                   $23      $ 72      $124      $265
AIM V.I. Capital Appreciation Fund                       $21      $ 66      $112      $242
AIM V.I. Growth Fund                                     $22      $ 67      $115      $247
AIM V.I. Growth & Income Fund                            $21      $ 65      $111      $240
AIM V.I. Value Fund                                      $21      $ 65      $112      $241
Fidelity VIP Equity-Income Portfolio                     $20      $ 63      $108      $233
Fidelity VIP High Income Portfolio                       $22      $ 66      $114      $245
Fidelity VIP II Contrafund Portfolio                     $22      $ 66      $114      $245
Janus Aspen Aggressive Growth Portfolio                  $22      $ 68      $117      $251
Janus Aspen Balanced Portfolio                           $22      $ 68      $116      $250
Janus Aspen Growth Portfolio                             $22      $ 68      $117      $251
Janus Aspen Worldwide Growth Portfolio                   $22      $ 68      $116      $250
MFS Total Return Series                                  $24      $ 73      $125      $267
Mitchell Hutchins Growth and Income Portfolio            $25      $ 77      $131      $280
Mitchell Hutchins Tactical Allocation Portfolio          $24      $ 74      $127      $271
Mitchell Hutchins Small Cap Portfolio                    $34      $103      $175      $365
Oppenheimer Aggressive Growth Fund/VA                    $22      $ 67      $115      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $22      $ 69      $119      $255
Oppenheimer Strategic Bond Fund/VA                       $23      $ 69      $119      $256
Portfolio Partners MFS Emerging Equities Portfolio       $23      $ 70      $120      $257
Portfolio Partners MFS Research Growth Portfolio         $23      $ 71      $122      $261
Portfolio Partners MFS Value Equity Portfolio            $24      $ 73      $124      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $25      $ 76      $129      $276


-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III -- For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples


                                                                     EXAMPLE A
                                                      ---------------------------------------

                                                      If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                      you would pay the following expenses,
                                                      including any applicable early
                                                      withdrawal charge:

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $56      $ 81      $108      $234
Aetna Bond VP                                            $55      $ 78      $104      $225
Aetna Growth VP                                          $58      $ 86      $117      $251
Aetna Growth and Income VP                               $56      $ 81      $108      $233
Aetna Index Plus Large Cap VP                            $55      $ 77      $101      $219
Aetna International VP                                   $71      $125      $181      $377
Aetna Money Market VP                                    $54      $ 73      $ 96      $208
Aetna Real Estate Securities VP                          $65      $108      $153      $323
Aetna Small Company VP                                   $59      $ 90      $124      $265
AIM V.I. Capital Appreciation Fund                       $57      $ 83      $112      $242
AIM V.I. Growth Fund                                     $58      $ 85      $115      $247
AIM V.I. Growth & Income Fund                            $57      $ 83      $111      $240
AIM V.I. Value Fund                                      $57      $ 83      $112      $241
Fidelity VIP Equity-Income Portfolio                     $56      $ 81      $108      $233
Fidelity VIP High Income Portfolio                       $57      $ 84      $114      $245
Fidelity VIP II Contrafund Portfolio                     $57      $ 84      $114      $245
Janus Aspen Aggressive Growth Portfolio                  $58      $ 86      $117      $251
Janus Aspen Balanced Portfolio                           $58      $ 85      $116      $250
Janus Aspen Growth Portfolio                             $58      $ 86      $117      $251
Janus Aspen Worldwide Growth Portfolio                   $58      $ 85      $116      $250
MFS Total Return Series                                  $60      $ 91      $125      $267
Mitchell Hutchins Growth and Income Portfolio            $61      $ 95      $131      $280
Mitchell Hutchins Tactical Allocation Portfolio          $60      $ 92      $127      $271
Mitchell Hutchins Small Cap Portfolio                    $70      $121      $175      $365
Oppenheimer Aggressive Growth Fund/VA                    $58      $ 85      $115      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $58      $ 87      $119      $255
Oppenheimer Strategic Bond Fund/VA                       $58      $ 87      $119      $256
Portfolio Partners MFS Emerging Equities Portfolio       $59      $ 88      $120      $257
Portfolio Partners MFS Research Growth Portfolio         $59      $ 89      $122      $261
Portfolio Partners MFS Value Equity Portfolio            $59      $ 90      $124      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $60      $ 93      $129      $276

                                                                    EXAMPLE B
                                                      --------------------------------------

                                                      If at the end of the periods shown you
                                                      (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                      payment option, you would pay the
                                                      following expenses (no early withdrawal
                                                      charge is reflected):*

                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $20      $ 63      $108      $234
Aetna Bond VP                                            $20      $ 60      $104      $225
Aetna Growth VP                                          $22      $ 68      $117      $251
Aetna Growth and Income VP                               $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP                            $19      $ 59      $101      $219
Aetna International VP                                   $35      $107      $181      $377
Aetna Money Market VP                                    $18      $ 55      $ 96      $208
Aetna Real Estate Securities VP                          $29      $ 90      $153      $323
Aetna Small Company VP                                   $23      $ 72      $124      $265
AIM V.I. Capital Appreciation Fund                       $21      $ 66      $112      $242
AIM V.I. Growth Fund                                     $22      $ 67      $115      $247
AIM V.I. Growth & Income Fund                            $21      $ 65      $111      $240
AIM V.I. Value Fund                                      $21      $ 65      $112      $241
Fidelity VIP Equity-Income Portfolio                     $20      $ 63      $108      $233
Fidelity VIP High Income Portfolio                       $22      $ 66      $114      $245
Fidelity VIP II Contrafund Portfolio                     $22      $ 66      $114      $245
Janus Aspen Aggressive Growth Portfolio                  $22      $ 68      $117      $251
Janus Aspen Balanced Portfolio                           $22      $ 68      $116      $250
Janus Aspen Growth Portfolio                             $22      $ 68      $117      $251
Janus Aspen Worldwide Growth Portfolio                   $22      $ 68      $116      $250
MFS Total Return Series                                  $24      $ 73      $125      $267
Mitchell Hutchins Growth and Income Portfolio            $25      $ 77      $131      $280
Mitchell Hutchins Tactical Allocation Portfolio          $24      $ 74      $127      $271
Mitchell Hutchins Small Cap Portfolio                    $34      $103      $175      $365
Oppenheimer Aggressive Growth Fund/VA                    $22      $ 67      $115      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $22      $ 69      $119      $255
Oppenheimer Strategic Bond Fund/VA                       $23      $ 69      $119      $256
Portfolio Partners MFS Emerging Equities Portfolio       $23      $ 70      $120      $257
Portfolio Partners MFS Research Growth Portfolio         $23      $ 71      $122      $261
Portfolio Partners MFS Value Equity Portfolio            $24      $ 73      $124      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $25      $ 76      $129      $276


-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time payments were first received in the subaccounts under the contract.

Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.


> Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC Public Reference Room.


Fixed Interest Options. The ALIAC Guaranteed Account (the Guaranteed Account) and, if available in your state, the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options

o Choose options appropriate for you. Your Company representative can help you evaluate which investment options may be appropriate for your financial goals.

o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.


Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements.


Limits on How Many Investment Options You May Select. Although we reserve the right to limit the number of investment options you may select during the accumulation phase, there is currently no limit. The number of investment options you may select at any one time, however, is limited to 18. Each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, is considered an option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by the Company or other insurance companies.

> Shared--bought by more than one company

> Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options
--------------------------------------------------------------------------------


During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments. Transfers must be made in accordance with the terms of your contract.



Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

Charges for Transfers. During the accumulation phase, we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based upon the subaccount unit values next determined after we receive your transfer request at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case, a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.


Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."


In certain states, premiums allocated to the Fixed Account may require participation in the dollar cost averaging program.

Dollar cost averaging is not available if you elect a Systematic Distribution Option or participate in the account rebalancing program.


The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. You may participate in this program by completing the account rebalancing section of your application, or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."


Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

Purchase And Rights
--------------------------------------------------------------------------------

How to Purchase


> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker/dealers or banks, who hold the contract as a group contract. (See "Distribution") You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.



> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. The Tax Law prohibits the purchase of qualified contracts by joint contract holders.



The maximum issue age for the annuitant on the date we issue the contract is 90.

Your Rights Under the Contract

> Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the Contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Payment Methods. The following payment methods are allowed:

> One lump sum

> Periodic payments

> Transfer or rollover from a pre-existing retirement plan or account*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

*In some states, an IRA contract can only accept a lump sum, rollover payment.

Payment Amounts.

The minimum initial payment depends upon the option package selected at issue.

                     Option                     Option                    Option
                   Package I                  Package II                Package III
------------------------------------------------------------------------------------------
 Minimum
 Initial      Non-                       Non-                       Non-
 Payment   Qualified:   Qualified:*   Qualified:   Qualified:*   Qualified:   Qualified:*
           ----------   -----------   ----------   -----------   ----------   -----------
             $15,000      $1,500        $5,000        $1,500       $5,000       $1,500
------------------------------------------------------------------------------------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income.

Any additional payments must be at least $1,000 or at least $50 per month as paid by electronic funds transfer. (We may change these amounts from time to time.) A payment of more than $1,000,000 will be allowed only with our consent.


Reduction of Payment Amounts. In certain circumstances we may reduce the minimum initial or additional payment amount we will accept under a contract. Whether such a reduction is available is based upon consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply

> The method and frequency of payments to be made under the contract

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment

Any reduction of the minimum initial or additional payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying payment(s) for five business days. Payments may be held for longer periods only with your consent, pending acceptance of the application. If the application is rejected, the application and any payments will be returned to you.

Allocating Payments to the Investment Options. We will allocate your payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel your contract or certificate within ten days of receipt (some states allow longer) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract or certificate and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the payments made plus any earnings or minus any losses attributable to those payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all payments made.

If the payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the payments will be restored to your prior contract.

Transfers Between Option Packages
--------------------------------------------------------------------------------
You may transfer from one option package to another.


> Transfers must occur on an account anniversary

> A written request for the transfer must be received by us within 60 days of an account anniversary


> The following minimum account values need to be met



-----------------------------------------------------------------------------------
                                  Transfers to                  Transfers to
                                Option Package I         Option Packages II or III
-----------------------------------------------------------------------------------
 Minimum Account Value        Non-                          Non-
                           Qualified:     Qualified:     Qualified:     Qualified:
                           ----------     ----------     ----------     ----------
                            $15,000         $1,500         $5,000        $1,500
-----------------------------------------------------------------------------------


> You will receive a new contract schedule page upon transfer


> Only one option package may be in effect at any time



-----------------------------------------------------------------------------------------------------------------------------
               Transfers to                              Transfers to                              Transfers to
             Option Package I                          Option Package II                        Option Package III
-----------------------------------------------------------------------------------------------------------------------------
 Death Benefit(1):                         Death Benefit(1):                        Death Benefit(1):
 o The sum of all payments made,           o The sum of all payments made,          o The sum of all payments made,
   adjusted for amounts withdrawn or         adjusted for amounts withdrawn or        adjusted for amounts withdrawn or
   applied to an income phase                applied to an income phase               applied to an income phase
   payment as of the claim date will         payment as of the claim date will        payment as of the claim date will
   continue to be calculated from the        continue to be calculated from the       continue to be calculated from the
   account effective date.                   account effective date.                  account effective date.
 o The "step-up value" under Option        o If transferring from Option Package    o If transferring from Option Package
   Packages II and III will terminate on     I, the "step-up value" will be           I, the "step-up value" will be
   the new schedule effective date.          calculated beginning on the new          calculated beginning on the new
 o The "roll-up value" under Option          schedule effective date.                 schedule effective date.
   Package III will terminate on the       o If transferring from Option Package    o If transferring from Option Package
   new schedule effective date.              III, the "step-up value" will continue   II, the "step-up value" will continue
                                             to be calculated from the date           to be calculated from the date
                                             calculated under Option Package III.     calculated under Option Package II.
                                           o The "roll-up value" under Option       o The "roll-up value" will be calculated
                                             Package III will terminate on the        beginning on the new schedule
                                             new schedule effective date.             effective date.
-----------------------------------------------------------------------------------------------------------------------------
Nursing Home Waiver(2):                   Nursing Home Waiver(2):                  Nursing Home Waiver(2):
 o The availability of the wiaver of the   o If transferring from Option Package    o If transferring from Option Package
   early withdrawal charge under the         I, the waiting period under              I, the waiting period under the
   Nursing Home Waiver will terminate        the Nursing Home Waiver will begin       Nursing Home Waiver will begin to
   on the new schedule effective date.       to be measured from the new              be measured from the new schedule
                                             schedule effective date.                 effective date.
                                           o If transferring from Option Package    o If transferring from Option Package
                                             III, the waiting period will have        II, the waiting period will have been
                                             been satisfied on the new schedule       satisfied on the new schedule
                                             effective date.                          effective date.
-----------------------------------------------------------------------------------------------------------------------------
 Free Withdrawals(3):                      Free Withdrawals(3):                     Free Withdrawals(3):
 o If transferring from Option Package     o If transferring from Option Package    o The cumulative to 30% available
   III, any available free withdrawal        III, any available free withdrawal       free withdrawal amount will begin to
   amount in excess of 10% will be lost      amount in excess of 10% will be lost     be calculated as of the new schedule
   as of the new schedule effective date.    as of the new schedule effective         effective date.
                                             date.
-----------------------------------------------------------------------------------------------------------------------------



(1)See "Death Benefit."

(2)See "Fees--Nursing Home Waiver."

(3)See "Fees--Free Withdrawals."

Types of Fees

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES

o Early Withdrawal Charge
o Annual Maintenance Fee
o Transfer Charge


FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

o Mortality and Expense
  Risk Charge
o Administrative Expense
  Charge

FEES DEDUCTED BY THE FUNDS
o Investment Advisory Fees
o Other Expenses

PREMIUM AND OTHER TAXES


Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.


Amount. A percentage of the payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.


Early Withdrawal Charge Schedules


Contracts Other Than Roth IRA Contracts:            Roth IRA Contracts:*
---------------------------------------------------------------------------------
                                 Early                                   Early
     Years From Receipt       Withdrawal       Completed Account       Withdrawal
         of Payment             Charge               Years               Charge
---------------------------- ------------ --------------------------- -----------
 Less than 2                     7%       Less than 1                     5%
 2 or more but less than 4       6%       1 or more but less than 2       4%
 4 or more but less than 5       5%       2 or more but less than 3       3%
 5 or more but less than 6       4%       3 or more but less than 4       2%
 6 or more but less than 7       3%       4 or more but less than 5       1%
 7 or more                       0%       5 or more                       0%
---------------------------------------------------------------------------------

*If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge is based upon the number of completed account years since the date of the initial payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

First In, First Out. The early withdrawal charge is calculated separately for each payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first payment to the account (first in) is the first you withdraw (first out).


For example: For contracts other than a Roth IRA, we calculate the early withdrawal charge based upon the number of years since the payment was received. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.


For Roth IRAs, we will calculate the early withdrawal charge based upon the number of completed account years. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

Earnings may be withdrawn after all payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.


Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less than your current account value on the date the withdrawal request is received at our Home Office. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.


The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.


Waiver. The early withdrawal charge is waived for payments withdrawn if the withdrawal is based upon any of the following:


> Used to provide payments to you during the income phase

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment and deductions made prior to the annuitant's death.


> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months


> Taken because of the election of a systematic distribution option (See
  "Systematic Distribution Options")

> Applied as a rollover to certain Roth IRAs issued by us or an affiliate


> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by the Company


> Paid upon termination of your account by us (see "Other Topics -- Involuntary
  Terminations")


Reduction or Elimination. We may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any one of the following:


> The size and type of group to whom the contract is offered

> The amount of expected payments

> A prior or existing relationship with the Company such as being an employee of the Company or any affiliate, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates

We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination of this fee will be subject to state approval.


Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:


> More than one account year has elapsed since the schedule effective date


> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included), and

> The annuitant has spent at least 45 consecutive days in such nursing care facility

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date the annual maintenance fee is deducted.

Reduction or Elimination. We may reduce or eliminate the annual maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:


>The size and type of the group to whom the contract is offered

>The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the annual maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.

Transfer Charge

Amount. During the accumulation phase, we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This fee reimburses the Company for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT


Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:


-----------------------------------------------------------------
 Option Package I     Option Package II     Option Package III
------------------   -------------------   -------------------
       0.80%               1.10%                  1.25%
-----------------------------------------------------------------


When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract.


> The mortality risk is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. You may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.


Reduction. We will reduce this fee based upon consideration of one or more of the following:


> The size and type of the group to whom the contract is offered

> The type and frequency of administrative and sales services provided

> The level of annual maintenance fee and early withdrawal charges

We will not unfairly discriminate against any person if we reduce the mortality and expense risk charge. Any reduction or elimination of his fee will be done according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. This charge is equal to the following percentages of your account value invested in the subaccounts during the accumulation phase:


-----------------------------------------------------------------
 Option Package I     Option Package II     Option Package III
------------------   -------------------   -------------------
       0.15%               0.15%                  0.15%
-----------------------------------------------------------------

There is currently no administrative expense charge during the income phase, however, we reserve the right to charge an administrative expense fee of up to 0.25% during the income phase.


When/How. If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are imposing this fee when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charges described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction or Elimination. We may reduce or eliminate the administrative expense charge. Factors we consider reflect differences in our level of administrative costs and services, such as:


> The size and type of the group to whom the contract is offered

> The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the administrative expense charge. Any reduction or elimination of this fee will be done according to our rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.


FEES DEDUCTED BY THE FUNDS

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

When/How. The fund fees are not deducted from your account value. Instead, fund expenses are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.


Purpose. These expenses help to pay the fund investment adviser and operating expenses.



PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or the commencement of income payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.


In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount dedicated to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

> The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5000

Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10
   AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25
   AUV).


Step 3: The separate account then purchases shares of the applicable funds at the current market value.


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.


[graphic]

                              $5,000 contribution

                              Step 1 (down arrow)

                    Aetna Life Insurance and Annuity Company

                               Step 2 (down arrow)

                           Variable Annuity Account B

                    Subaccount A        Subaccount B        Etc.
                    300                 80
                    accumulation        accumulation
                    units               units


                        (down arrow) Step 3 (down arrow)

                              Fund A    Fund B
[end graphic]


Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application as described in "Purchase and Rights." Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the payment or transfer request. The value of subaccounts may vary day to day.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

> Maintenance Fee (see "Fees--Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see
  Appendix I and the Guaranteed Account prospectus)

> Tax Penalty (see "Taxation")

> Tax Withholding (see "Taxation")


To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."


Withdrawals
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."

Steps for Making A Withdrawal

> Select the withdrawal amount


(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Account and/or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account.

    See Appendices I and II and the Guaranteed Account prospectus for more information.


> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options

> Properly complete a disbursement form and deliver it to our Home Office

Restrictions on Withdrawals From 403(b) Plan Accounts


Under Section 403(b) contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. See "Taxation."


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based upon your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.


Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. The reinvestment privilege may be used only once. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

Features of a Systematic Distribution Option (SDO)

An SDO allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.



Systematic Distribution Options
--------------------------------------------------------------------------------

The following SDOs may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated under the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

  Under ECO, we calculate the minimum distribution amount required by law, generally at age 70-1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."



Other SDOs. We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or by calling us at the number listed in "Contract Overview-- Contract Questions: Contacting the Company."


Eligibility for an SDO. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in "Contract Overview--
Questions: Contacting the Company."


SDO Availability. If allowed by applicable law, we reserve the right to discontinue the availability of one or all of the SDOs for new elections at any time, and/or to change the terms of future elections.

Terminating an SDO. You may revoke an SDO at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.


Charges and Taxation. When you elect an SDO, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under an SDO may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase see "The Income Phase."


Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.


Annuitant: The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. Thereafter, the initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.


Death Benefit
--------------------------------------------------------------------------------

During the Accumulation Phase

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance, any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.


Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or calling us at the number listed in "Contract Overview--Questions: Contacting the Company."


When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable).

Death Benefit Amount

The death benefit depends upon the option package in effect on the date the annuitant dies.

--------------------------------------------------------------------------------
                    Option Package I   Option Package II   Option Package III
--------------------------------------------------------------------------------
 Death Benefit    The greater of:     The greatest of:    The greatest of:
 on Death of      (1) The sum of      (1) The sum of      (1) The sum of
 the Annuitant:       all payments        all payments        all payments
                      made, adjusted      made, adjusted      made, adjusted
                      for amounts         for amounts         for amounts
                      withdrawn or        withdrawn or        withdrawn or
                      applied to an       applied to an       applied to an
                      income phase        income phase        income phase
                      payment as of the   payment as of the   payment as of
                      claim date; or      claim date; or      the claim date; or
                  (2) The account     (2) The account     (2) The account
                      value on the        value on the        value on the
                      claim date          claim date; or      claim date; or
                                      (3) The "step-up    (3) The "step-up
                                          value" (as          value" (as
                                          described below)    described below)
                                          on the claim date   on the claim
                                                              date; or
                                                          (4) The "roll-up
                                                              value" (as
                                                              described below)
                                                              on the claim date
--------------------------------------------------------------------------------

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

> The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

> The step-up value most recently calculated, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

> The account value on that anniversary of the schedule effective date

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

Adjustment. For purposes of determining the death benefit, the adjustment for payments made and amounts withdrawn or applied to an income phase payment option will increase or reduce the sum of all payments made, step-up value and/or roll-up value in the same proportion that the account value was increased or reduced on the date of the payment, withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, if the contract holder who is not the annuitant dies, the death benefit described above under Option Packages I, II and III will not apply. Rather, the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the death benefit described above under Option Packages I, II and III will not apply. Rather, the death benefit on the spousal beneficiary's death will equal the account value on the date the payment is processed plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

Because the death benefit equals the account value, plus or minus any market value adjustment, in this situation, a contract holder who is not also the annuitant should seriously consider whether Option Packages II or III are suitable for their circumstances.


If a Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary.

The amount of the death benefit payable at the death of a spousal beneficiary who continues the account shall be determined under the option package in effect and as described above, except that:

(1) In calculating the sum of all payments made, adjusted for amounts withdrawn or applied to an income phase payment as of the claim date, the account value on the claim date of the original contract holder's/ annuitant's death shall be treated as the initial payment
(2) In calculating the "step-up value", the "step-up value" on the claim date of the original contract holder's/annuitant's death shall be the initial "step-up value"

(3) In calculating the "roll-up value", the "roll-up value" on the claim date of the original contract holder's/annuitant's death shall be the initial "roll-up value"


Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit--Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary has the following three options:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules)

> Receive, at any time, a lump sum payment equal to all or a portion of the account value, plus or minus any market value adjustment, or

> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under SWO, ECO or LEO and died before the Tax Code's required beginning date for minimum distributions, payments under SWO, ECO or LEO will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect SWO, ECO or LEO provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."


For Nonqualified Contracts.



(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder.


    As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:
    (a) Continue the contract in the accumulation phase
    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options
    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus any market value adjustment


     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected. In this circumstance, the Tax Code does not require distributions under the contract until the successor contract holder's death.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above.

     In this circumstance, the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.


Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. Your beneficiary(ies) may be subject to tax penalties if they do not begin receiving death benefit payments within a time frame required by the Tax Code. See "Taxation."

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

The Income Phase


--------------------------------------------------------------------------------
   During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.


Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

> Start date

> Payment option (see the payment options table in this section)

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

> Choice of fixed or variable payments

> Selection of an assumed net investment rate (only if variable payments are elected)


Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include your age, your gender, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.


Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable payments, an assumed net investment rate must be selected.

You may also select a combination of both fixed and variable payments.


Assumed Net Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."


Minimum Payment Amounts. The payment option you select must result in:

> A first payment of at least $50, or


> Total yearly payments of at least $250


If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based upon increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Payments may not begin during the first account year, or, unless we consent, later than the later of:

(a) The first day of the month following the annuitant's 85th birthday, or
(b) The tenth anniversary of the last payment made to your account

For qualified contracts only, payments may not extend beyond:

(a) The life of the annuitant
(b) The joint lives of the annuitant and beneficiary
(c) A guaranteed period greater than the annuitant's life expectancy
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary

When payments start, the age of the annuitant plus the number of years for which payments are guaranteed must not exceed 95.

See "Taxation" for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."


Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Home Office. If the continuing payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.


Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.



Partial Entry into the Income Phase. You may elect a payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different payment option may be selected for the portion left invested in the accumulation phase.


Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting a payment option, the Tax Code requires that your expected payments will not exceed certain amounts. See "Taxation" for additional information.

Payment Options.

The following table lists the payment plan options and accompanying death benefits available during the income phase. We may offer additional payment options under the contract from time to time.


Once income phase payments begin, you may not change the payment option selected.

Terms to understand:

Annuitant: The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary: The person(s) or entity(ies) entitled to receive a death benefit.

------------------------------------------------------------------------------------------------------------------------------------
                                                Lifetime Payment Options
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
 Life Income            Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5-30 years or as otherwise specified in the contract.
 Life Income--          Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed             guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal
 Payments               to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Continuing Payments:
                        (a) When you select this option you choose for 100%, 662/3% or 50% of the payment to continue
 Life Income--          to the surviving annuitant after the first death; or
 Two Lives              (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                        of the payment will continue to the second annuitant on the annuitant's death.
                        Death Benefit--None: All payments end upon the death of both annuitants.
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5-30 years or as otherwise specified in the contract.
 Life Income --         Continuing Payments: 100% of the payment to continue after the first death.
 Two Lives --           Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Guaranteed             payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
 Payments               equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as the annuitant lives.
 Cash Refund            Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 Option (limited        sum payment equal to the amount originally applied to the payment option (less any premium
 availability --        tax) and less the total amount of income payments paid.
 fixed payment
 only)
------------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as either annuitant lives.
 Two Lives--Cash        Continuing Payments: 100% of the payment to continue after the first death.
 Refund Option          Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump sum
 (limited               payment equal to the amount applied to the payment option (less any premium tax) and less the
 availability--fixed    total amount of income payments paid.
 payment only)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Nonlifetime Payment Plan
------------------------------------------------------------------------------------------------------------------------------------
                             Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).
 Nonlifetime--               Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Guaranteed                  guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal
 Payments                    to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
------------------------------------------------------------------------------------------------------------------------------------
Lump-sum Payment: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-sum. A lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
------------------------------------------------------------------------------------------------------------------------------------



Calculation of Lump-sum Payments: If a lump-sum payment is available under the payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3-1/2% or 5% assumed net investment rate used for variable payments).

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER DISTRIBUTIONS

              o Taxation of Distributions

              o 10% Penalty Tax
              o Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION REQUIREMENTS
              o 50% Excise Tax
              o Minimum Distribution of Death Benefit Proceeds (Except
                Nonqualified Contracts)
              o Minimum Distribution of Death Benefit Proceeds (Nonqualified
                Contracts)

RULES SPECIFIC TO CERTAIN PLANS

              o 403(b) Plans
              o 403(b) Plans
              o 408(b) and 408A IRAs


TAXATION OF NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY


When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.



Taxation
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions

> We do not make any guarantee about the tax treatment of the contract or transaction involving the contract

> Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract


> The term "payment" in this section refers to income phase payments


We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Taxation of Gains Prior to Distribution. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company reserves the right to modify the Contract as necessary to attempt to prevent a contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

CONTRACT TYPE

The Contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A.

Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a retirement arrangement. If used with a retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your arrangement.

The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.


For payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.


All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

403(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

> The distribution is rolled over to another plan of the same type or to a traditional IRA in accordance with the Tax Code

> You made after-tax contributions to the plan. In this case, depending on the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code

408(b) IRA. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, to another plan of the same type

> You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code

408A Roth IRA. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made

> Made after you attain age 59-1/2 die, become permanently and totally disabled, or for a qualified first-time home purchase

If a distribution is not qualified, the accumulated earnings are taxable. A partial distribution will first be treated as a return of contributions which is not taxable.


Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 403(b), 408(b) or 408A arrangement.

Nonqualified Contract. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless one or more of the following have occurred:

(a) The taxpayer has attained age 59-1/2
(b) The taxpayer has become totally and permanently disabled
(c) The contract holder has died
(d) The distribution is made in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary
(e) The distribution is allocable to investment in the contract before August 14, 1982

403(b) Plan. The 10% penalty tax applies to the taxable portion of a distribution from a 403(b) plan, unless one or more of the following have occurred:

(a) You have attained age 59-1/2
(b) You have become totally and permanently disabled
(c) You have died
(d) You have separated from service with the plan sponsor at or after age 55
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of your and your beneficiary. Also, you must have separated from service with the plan sponsor

(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code


IRA. In general, except for (d), the exceptions for 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for qualified first-time home purchase or for higher education expenses.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Nonqualified Contract. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions.

408(b) and 408A IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:


> Start date for distributions

> The time period in which all amounts in your account(s) must be distributed

> Distribution amounts

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:


> You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2


> Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier

Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary

50% Excise Tax

If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds (Except Nonqualified Contracts) The following applies to 403(b), 408(b) and 408A plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract

> Before you begin receiving such distributions

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary

> Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following timeframes:

> Over the life of the beneficiary

> Over a period not extending beyond the life expectancy of the beneficiary

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death

> December 31 of the calendar year in which you would have attained age 70-1/2

Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Minimum Distribution of Death Benefit Proceeds
(Nonqualified Contracts)

Death of the Contract Holder. The following requirements apply to nonqualified contracts at the death of the contract holder. Different distribution requirements apply if you are the contract holder and your death occurs:



> After you begin receiving annuity payments under the contract
> Before you begin receiving such distributions

If your death occurs after you begin receiving annuity payments, distribution must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed by August 31, 2004. However, if the distribution begins within one year of your death, then payments may be made in one of the following time-frames:

> Over the life of the beneficiary

> Over a period not extending beyond the life expectancy of the beneficiary

Spousal Beneficiaries. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.


Death of Annuitant. If the contract holder is a non-natural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect a payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.


RULES SPECIFIC TO CERTAIN PLANS


403(b) Plans

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:


> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457

> The second limit, which is the exclusion allowance under Tax Code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans

> These two limits apply to your contributions as well as to any contributions made by your employer on your behalf

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:

(1) Salary reduction contributions made after December 31, 1988
(2) Earnings on those contributions
(3) Earnings during such period on amounts held as of December 31, 1988

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the 403(b) contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


408(b) and 408A IRAs

Tax Code section 408(b) permits eligible individuals to contribute to a traditional Individual Retirement Annuity (IRA) on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

Assignment or transfer of contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a

Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. A contract holder under a nonqualified contract who is a natural person generally is not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If the contract holder is not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).


We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156


Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.


The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

We serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc. (NASD).


As principal underwriter, we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contract described in this prospectus. We may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus, we refer to the registered broker-dealers and the banks described above as "distributors." We and one or more of our affiliates may also sell the contract directly. All individuals offering and selling the contract must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Occasionally, we may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

We may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

We may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions and the distributors and may provide certain administrative services in connection with the contracts. We may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

We may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based upon payments for their services, to the extent such payments are allowed by applicable securities laws. We will pay all costs and expenses related to these services.


Payment of Commissions. We pay distributors and their registered representatives who sell the contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7% of payments or as a combination of a certain percentage of payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7% of payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.


We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets

> During any other periods the SEC may by order permit for the protection of investors

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns

> Non-standardized average annual total returns


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising you may request an SAI by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast

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

a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment


We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.


An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent upon computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed by year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.


The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.


General Information and History ..........................................   2
Variable Annuity Account B ...............................................   2
Offering and Purchase of Contract ........................................   3
Performance Data .........................................................   3
  General ................................................................   3
  Average Annual Total Return Quotations .................................   3
Income Phase Payments ....................................................   6
Sales Material and Advertising ...........................................   6
Independent Auditors .....................................................   7
Financial Statements of the Separate Account ............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company ......... F-1


You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                  Appendix I
                           ALIAC Guaranteed Account
--------------------------------------------------------------------------------

The ALIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed
  Account

> We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed
  Account in order to earn the rate(s)

> You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).


Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.


Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:


> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus

> Tax penalties and/or tax withholding--see "Taxation"

> Early withdrawal charge--see "Fees"

> Maintenance fee--see "Fees"

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

> Transfers due to participation in the dollar cost averaging program


> Withdrawals taken due to your election of SWO or ECO (described in "Systematic
  Distribution Options"), if available


> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest, and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59-1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Payments. Payments received after your initial payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90 day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (See "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.


Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinvesting Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinvested in the Guaranteed Account, we apply the reinvested amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. We reinvest amounts proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.


The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime payment option will be subject to only a positive aggregate MVA.


Distribution. The Company is the principal underwriter of the contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------

General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contract

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC

> Additional information about this option may be found in the contract

Interest Rates.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield

> Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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                                 Appendix III
                        Description of Underlying Funds
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.
Investment Objective
Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies
Under normal market conditions, allocates assets among the following asset classes: 1) equities such as common and preferred stocks; and 2) debt such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks
Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP
Investment Objective
Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies
Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.


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Risks
Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP
Investment Objective
Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities).

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy also depends significantly on the investment adviser's skill in allocating assets and in choosing investments within each asset class. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks. Although the investment adviser emphasizes large cap stocks, the fund is more diversified across asset classes than most other funds with a similar investment objective. Therefore, it may not perform as well as those funds when large cap stocks are in favor.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Investment Objective
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies
Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.


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Risks
It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Shares of the fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP
Investment Objective
Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Risks
Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP
Investment Objective
Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies
Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the portfolio manager uses quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.


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Aetna Variable Portfolios, Inc.--Aetna International VP
Investment Objective
Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies
Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of North America. These securities may include common stocks as well as securities convertible into common stocks. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.


Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies present additional risks for U.S. investors, including the following: stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts; accounting standards and market regulations tend to be less standardized in certain foreign countries; and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. A hedging strategy adds to the fund's expenses and may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP
Investment Objective
Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).

Policies
Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services.

Risks
Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative stock market performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP
Investment Objective
Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


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Policies
Under normal market conditions, invests at least 65% of total assets in common stocks of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

AIM V.I. Capital Appreciation Fund
Investment Objective
Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

Policies
The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

Investment Adviser: AIM Advisors, Inc.

AIM V.I. Growth Fund
Investment Objective
Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.


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Policies
The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment Adviser: AIM Advisors, Inc.

AIM V.I. Growth and Income Fund
Investment Objective
Seeks growth of capital with a secondary objective of current income.

Policies
The fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

Investment Adviser: AIM Advisors, Inc.

AIM V.I. Value Fund
Investment Objective
Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


                                                                              65
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Policies
The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and
(4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Investment Adviser: AIM Advisors, Inc.

Fidelity Variable Insurance Products Fund--Equity Income Portfolio
Investment Objective
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Policies
Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.


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"Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--High Income Portfolio
Investment Objective
Seeks a high level of current income while also considering growth of capital.

Policies
Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May also invest in non-income producing securities, including defaulted securities and common stocks. Currently intends to limit common stocks to 10% of total assets. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund II--Contrafund Portfolio Investment Objective
Seeks long-term capital appreciation.

Policies
Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other


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types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Janus Aspen Series--Aggressive Growth Portfolio
Investment Objective
Seeks long-term growth of capital.

Policies
A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50 percent of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Balanced Portfolio
Investment Objective
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies
Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Will normally invest at least 25 percent of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such


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as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio
Investment Objective
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies
Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio
Investment Objective
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies
Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative.

Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

MFS Total Return Series
Investment Objective
Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.

Policies
Under normal market conditions, invests at least 40%, but no more than 75%, of net assets in common stocks and related securities (referred to as equity securities); bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above). Generally, seeks to purchase equity securities that the investment adviser believes are undervalued in the market relative to their long-term potential focusing on companies with relatively large market capitalization (i.e., market capitalizations of $5 billion or more). Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds.

Risks
In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

Investment Adviser: Massachusetts Financial Services Company

Mitchell Hutchins Growth and Income Portfolio
Investment Objective
Has an investment objective of current income and capital growth.

Policies
Invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth. Also invests, to a lesser extent, in bonds when the adviser believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. May invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets. In selecting stocks for the fund, the adviser uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. The adviser then applies fundamental analysis to select specific stocks from among those in the top 20% identified by the model

Risks
The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds. An investment in the fund also presents credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk. (i.e., the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar).

Investment Adviser: Mitchell Hutchins Asset Management Inc.

Mitchell Hutchins Tactical Allocation Portfolio
Investment Objective
Has an investment objective of total return, consisting of long-term capital appreciation and current income.

Policies
Allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%. If the Model recommends a stock allocation of less than 100%, it also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. When the Model recommends a more than 50% fixed income allocation, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

Risks
The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds. In addition, the adviser may not be successful in choosing the best allocation among market sectors. A fund that allocates its assets among market sectors is more dependent on the adviser's ability to successfully assess the relative values in each sector than are funds that do not do so. The adviser's Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one type of investment to another.

Investment Adviser: Mitchell Hutchins Asset Management Inc.

Mitchell Hutchins Small Cap Portfolio
Investment Objective
Has an investment objective of long-term capital appreciation.

Policies
Invests primarily in stocks of small capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1 billion. May invest, to a lesser extent, in stocks of larger companies, preferred stocks, and bonds, including convertible securities. Invests in bonds when its investment adviser believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. May invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets. In selecting stocks for the fund, the adviser uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. The adviser then applies fundamental analysis to select specific stocks from among those of small cap companies in the top 20% identified by the model.

Risks
The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock. Securities of small cap companies generally involve greater risk than securities of larger companies because small cap companies may be more vulnerable to adverse business or economic developments. Small cap companies also may have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds. An investment in the fund also presents credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk. (i.e., the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar).

Investment Adviser: Mitchell Hutchins Asset Management Inc.

Oppenheimer Aggressive Growth Fund/VA
Investment Objective
Seeks to achieve long-term capital appreciation by investing in "growth-type" companies.

Policies
Invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the fund will normally invest in at least four countries (including the United States). The fund emphasizes investments in securities of "growth-type" companies. The fund may also invest in cyclical industries and in "special situations" that the fund's investment manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements.

Risks
The fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements, or the change in value of particular stocks because of an event affecting the issuer. The fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock prices. Investing in securities with high growth potential, which are often newer companies having a market capitalization of $200 million or less, involves substantially greater risks of loss and price fluctuations than larger cap issuers. Small-cap stock investments also pose certain risks because their stocks may be less liquid than those of larger issuers.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Main Street Growth & Income Fund/VA
Investment Objective
Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Policies
Invests in equity securities, such as common stocks, preferred stocks and convertible securities and in debt securities, of issuers in the U.S. and foreign countries. Although the fund can invest in securities of issues of all market capitalization ranges, it may focus from time to time on small to medium capitalization issuers (having a market capitalization of less than $5 billion). The fund can also use hedging instruments and certain derivative investments to try to manage investment risks.

Risks
The fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. High-yield, lower-grade bonds are subject to greater credit risks than investment-grade securities. The fund can have significant amounts of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Strategic Bond Fund/VA
Investment Objective
Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies
Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.

Risks
The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: OppenheimerFunds, Inc.

Portfolio Partners MFS Emerging Equities Portfolio
Investment Objective
Seeks long-term growth of capital.

Policies
Invests, under normal market conditions, at least 80% of total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be either early in their life cycle but which have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities traded in the over-the-counter markets.

May also invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks
Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Research Growth Portfolio
Investment Objective
Seeks long-term growth of capital and future income.

Policies
Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks
Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Value Equity Portfolio
Investment Objectives
Seeks capital appreciation

Policies
Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks
Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners Scudder International Growth Portfolio
Investment Objective
Seeks long-term growth of capital.


Policies
Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Focuses on issuers located primarily in Europe, Latin America, and the emerging markets of the Pacific Basin and Japan, but also may invest in select issues from elsewhere outside the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.


Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks
Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
 Scudder Kemper Investments, Inc.

                                  Appendix IV
                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1998, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                    $  9.555(1)           $ 9.276(2)            $ 9.581(1)
Value at end of period                                          $ 10.337              $10.323               $10.316
Number of accumulation units outstanding at end of period          5,235               17,681                 9,447
AETNA BOND VP
Value at beginning of period                                    $ 10.157(3)           $10.119(3)            $10.188(1)
Value at end of period                                          $ 10.319              $10.305               $10.298
Number of accumulation units outstanding at end of period         16,582               30,949                 3,930
AETNA GROWTH VP
Value at beginning of period                                    $  8.387(3)           $ 8.359(3)            $ 8.899(1)
Value at end of period                                          $ 10.489              $10.475               $10.468
Number of accumulation units outstanding at end of period          8,460                8,297                 2,298
AETNA GROWTH AND INCOME VP
Value at beginning of period                                    $  7.862(3)           $ 7.672(3)            $ 8.961(1)
Value at end of period                                          $  9.886              $ 9.872               $ 9.866
Number of accumulation units outstanding at end of period        125,488               55,707                47,020
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                    $  8.469(3)           $ 8.964(2)            $ 9.134(3)
Value at end of period                                          $ 10.716              $10.702               $10.694
Number of accumulation units outstanding at end of period         31,054               94,255                 4,957
AETNA INTERNATIONAL VP
Value at beginning of period                                    $  8.583(1)           $ 8.497(1)            $ 8.663(4)
Value at end of period                                          $  9.149              $ 9.137               $ 9.131
Number of accumulation units outstanding at end of period            587                4,529                   718
AETNA MONEY MARKET VP
Value at beginning of period                                    $ 10.122(3)           $10.086(2)            $10.120(1)
Value at end of period                                          $ 10.199              $10.186               $10.179
Number of accumulation units outstanding at end of period        103,626               44,014                47,079
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                    $  8.690(1)           $ 8.833(1)            $ 8.648(1)
Value at end of period                                          $  8.903              $ 8.891               $ 8.885
Number of accumulation units outstanding at end of period         10,325                2,082                    19
AETNA SMALL COMPANY VP
Value at beginning of period                                    $  8.799(1)           $ 7.219(3)            $ 8.739(4)
Value at end of period                                          $  9.357              $ 9.345               $ 9.338
Number of accumulation units outstanding at end of period         13,538                7,787                   396
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                    $  7.522(3)           $ 7.914(3)            $ 9.078(1)
Value at end of period                                          $ 10.245              $10.231               $10.224
Number of accumulation units outstanding at end of period         10,913               17,420                   857
AIM V.I. GROWTH FUND
Value at beginning of period                                    $  7.856(3)           $ 8.120(3)            $ 9.702(4)
Value at end of period                                          $ 10.779              $10.764               $10.757
Number of accumulation units outstanding at end of period         11,163               14,904                 1,498
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                    $  7.948(3)           $ 8.179(3)            $ 8.830(3)
Value at end of period                                          $ 10.663              $10.649               $10.641
Number of accumulation units outstanding at end of period          3,666                9,968                 7,172

--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
AIM V.I. VALUE FUND
Value at beginning of period                                    $  7.820(3)           $ 8.093(3)            $ 9.664(4)
Value at end of period                                          $ 10.616              $10.601               $10.594
Number of accumulation units outstanding at end of period         27,668               29,486                 9,219
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                    $  8.459(3)           $ 8.314(3)            $ 9.412(4)
Value at end of period                                          $  9.911              $ 9.897               $ 9.891
Number of accumulation units outstanding at end of period         48,260               59,609                 9,907
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                    $  8.626(1)           $ 8.411(1)            $ 8.987(4)
Value at end of period                                          $  8.949              $ 8.936               $ 8.930
Number of accumulation units outstanding at end of period         40,909               19,661                48,476
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                    $  8.083(3)           $ 8.746(2)            $ 8.946(1)
Value at end of period                                          $ 10.535              $10.521               $10.514
Number of accumulation units outstanding at end of period         42,196               29,543                 3,861
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                    $  7.183(3)           $ 6.858(3)            $ 9.497(4)
Value at end of period                                          $ 11.042              $11.027               $11.020
Number of accumulation units outstanding at end of period         18,318               21,356                   944
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                    $  9.175(3)           $ 8.301(3)            $ 9.275(2)
Value at end of period                                          $ 10.945              $10.930               $10.923
Number of accumulation units outstanding at end of period        114,603               27,397                 9,108
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                    $  7.907(3)           $ 7.596(3)            $ 9.157(1)
Value at end of period                                          $ 10.938              $10.923               $10.915
Number of accumulation units outstanding at end of period        138,459               35,759                 6,648
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                    $  7.245(3)           $ 8.027(2)            $ 8.519(1)
Value at end of period                                          $  9.576              $ 9.563               $ 9.557
Number of accumulation units outstanding at end of period         63,712               39,602                 7,974
MFS TOTAL RETURN SERIES
Value at beginning of period                                    $  9.712(1)           $ 9.772(1)            $ 9.737(1)
Value at end of period                                          $ 10.171              $10.157               $10.150
Number of accumulation units outstanding at end of period         11,625               12,838                27,534
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                    $  7.289(3)           $ 6.300(3)            $ 8.309(4)
Value at end of period                                          $  9.362              $ 9.350               $ 9.343
Number of accumulation units outstanding at end of period            730               12,609                   407
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                    $  6.913(3)           $ 6,647(3)            $ 8.449(1)
Value at end of period                                          $  9.080              $ 9.067               $ 9.061
Number of accumulation units outstanding at end of period         27,241               41,656                 1,468
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $  9.550(1)           $ 9.566(3)            $ 9.768(4)
Value at end of period                                          $  9.823              $ 9.810               $ 9.803
Number of accumulation units outstanding at end of period         21,480               13,169                    10
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $  7.999(3)           $ 6.702(3)            $ 8.599(1)
Value at end of period                                          $ 10.371              $10.357               $10.350
Number of accumulation units outstanding at end of period         11,391               13,509                12,479
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                    $  8.805(1)           $ 9.089(1)            $ 8.886(1)
Value at end of period                                          $ 10.113              $10.099               $10.092
Number of accumulation units outstanding at end of period          4,604               36,363                 6,259

--------------------------------------------------------------------------------


                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                       $ 9.507(1)            $ 9.302(1)            $ 9.421(4)
Value at end of period                                             $10.193               $10.180               $10.173
Number of accumulation units outstanding at end of period           10,086                 9,561                   161
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $ 8.553(1)            $ 8.395(3)            $ 8.841(1)
Value at end of period                                             $ 9.248               $ 9.236               $ 9.229
Number of accumulation units outstanding at end of period           46,182                25,860                 2,368

-----------------
(1) Funds were first received in this option during November 1998.
(2) Funds were first received in this option during September 1998.
(3) Funds were first received in this option during October 1998.
(4) Funds were first received in this option during December 1998.

                       Contract Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds
o Aetna Balanced VP, Inc.
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Growth VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna Index Plus Large Cap VP
o Aetna International VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP
o Aetna Real Estate Securities VP
o Aetna Small Company VP
o AIM V.I. Capital Appreciation Fund
o AIM V.I. Growth Fund
o AIM V.I Growth and Income Fund
o AIM V.I. Value Fund
o Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio
o Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio
o Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o MFS Total Return Series
o Oppenheimer Aggressive Growth Fund/VA
o Oppenheimer Main Street Growth & Income Fund/VA
o Oppenheimer Strategic Bond Fund/VA
o Portfolio Partners MFS Emerging Equities Portfolio
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth Portfolio

The Contract. The contract described in this prospectus is a group or individual Aetna Variable Annuity deferred variable annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us). It is issued as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The Contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------
Why Reading this Prospectus Is Important This prospectus contains facts about the contract you should know before purchasing. Read this prospectus carefully. If you purchase the contract, retain this prospectus for future reference.

Table of Contents . . . page 3
--------------------------------------------------------------------------------

Contract Design. The contract described in this prospectus is designed to:

>Help you save for retirement security while receiving beneficial tax treatment

>Offer a variety of investment options to help meet long-term financial goals

>Provide a death benefit to the beneficiary you designate

>Provide payments for life or for a specified period

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, http://www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 55 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

--------------------------------------------------------------------------------

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section in this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

>ALIAC Guaranteed Account (the Guaranteed Account)

>Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

                          TABLE OF CONTENTS



 Contract Overview .......................................  4
 Contract Design
 Contract Facts
 Questions: Contacting the Company
 Sending Forms and Written Requests in Good Order
 Contract Phases: The Accumulation Phase, The Income Phase


Fee Table ..................................  7
Condensed Financial Information ............ 16
Investment Options ......................... 16
Transfers Among Investment Options ......... 18
Purchase and Rights ........................ 19
Right to Cancel ............................ 22
Transfers Between Option Packages .......... 23
Fees ....................................... 24
Your Account Value ......................... 28
Withdrawals ................................ 31
Systematic Distribution Options ............ 33
Death Benefit .............................. 34
The Income Phase ........................... 38
Taxation ................................... 42
Other Topics ............................... 50

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Legal Matters and Proceedings -- Year 2000 Readiness



Contents of the Statement of Additional Information ......... 55

Appendix I -- ALIAC Guaranteed Account ...................... 56

Appendix II -- Fixed Account ................................ 59

Appendix III -- Description of Underlying Funds ............. 60

Appendix IV -- Condensed Financial Information .............. 76

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call our Home Office at:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-531-4547


Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Contract Overview
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional detail.


Contract Design

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that receives beneficial tax treatment and offers a variety of investment options to help meet long-term financial goals.


Contract Facts

Option Packages: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Option Packages." The differences are summarized as follows:



                       Option Package I          Option Package II        Option Package III
------------------------------------------------------------------------------------------------
 Mortality and
 Expense Risk
 Charge(1):           0.80%                     1.10%                     1.25%
----------------------------------------------------------------------------------------------------
 Death Benefit(2)      The greater of:           The greatest of:          The greatest of:
 on Death of the   (1) The sum of            (1) The sum of            (1) The sum of
 Annuitant(3):         all payments              all payments              all payments
                       made, adjusted            made, adjusted            made, adjusted
                       for amounts               for amounts               for amounts
                       withdrawn or              withdrawn or              withdrawn or
                       applied to an             applied to an             applied to an
                       income phase              income phase              income phase
                       payment as of             payment as of             payment as of
                       the claim date; or        the claim date; or        the claim date; or
                   (2) The account           (2) The account           (2) The account
                       value on the              value on the              value on the
                       claim date                claim date; or            claim date; or
                                                 (3) The "step-up      (3) The "step-up
                                                 value" on the             value" on the
                                                 claim date                claim date; or
                                                                       (4) The "roll-up
                                                                           value" on the
                                                                           claim date
----------------------------------------------------------------------------------------------------
 Minimum Initial      Non-                      Non-                      Non-
 Payment/Account   Qualified:   Qualified:   Qualified:   Qualified:   Qualified:   Qualified:
 Value(4):         $15,000      $1,500       $5,000       $1,500       $5,000       $1,500
-------------      -------      ------       ------       ------       ------       ------
 Free              10% of your account       10% of your account       10% of your account
 Withdrawals(5):   value each account        value each account        value each account
                   year, non-cumulative.     year, non-cumulative.     year, cumulative to
                                                                       a maximum 30%.
------------------------------------------------------------------------------------------------
 Nursing Home
 Waiver -- Waiver  Not available             Available                 Available
 of Early With-
 drawal Charge(5):
------------------------------------------------------------------------------------------------


(1) See "Fee Table" and "Fees."

(2) See "Death Benefit."

(3) When a contract holder is not the annuitant, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." A contract holder who is not the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

(4) See "Purchase and Rights."

(5) See "Fees."

Transferability. You may transfer from one option package to another. See "Transfers Between Option Packages."

>Transfers must occur on an account anniversary

>A written request for the transfer must be received by us within 60 days of an account anniversary

>Initial payment minimums need to be met

Free Look/Right to Cancel: You may cancel your contract within 10 days (or longer if required by state law) of receipt. See "Right to Cancel."

Death Benefit: Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

Taxation: The contract is designed to help defer taxes while saving for retirement. Taxes will generally be due when you receive a distribution from amounts accumulated. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases

I. The Accumulation Phase (accumulating dollars)


[graphic]

                                  Payments to
                                  Your Account

                              Step 1 (down arrow)

                    Aetna Life Insurance and Annuity Company

     (a) (down arrow)    Step 2                   (b) (down arrow)
                               Variable Annuity
Fixed                              Account B
Interest
Options                  Variable Investment Options

                               The Subaccounts

                                 A         B    Etc.

                   (down arrow)  Step 3 (down arrow)

                              Mutual    Mutual
                              Fund A    Fund B
[end graphic]


STEP 1: You provide us with your completed application and initial payment. We establish an account for you.

STEP 2: You direct us to invest your payments in one or more of the following:
(a) Fixed Interest Options
(b) Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.



II. The Income Phase When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several payment options (see "The Income Phase"). In general, you may:

>Receive payments for a specified period of time or for life

>Receive payments monthly, quarterly, semi-annually or annually

>Select an option that provides for payments to beneficiaries

>Select fixed payments or payments that vary based upon the performance of the variable investment options you select.

In this Section:

Maximum Transaction Fees

Maximum Fees Deducted from Investments in the Separate Account

Fees Deducted by the Funds

Examples of Fee Deductions

Also see the "Fees" section for:

How, When and Why Fees are Deducted

Reduction, Waiver and/or Elimination of Certain Fees

Fee Table

--------------------------------------------------------------------------------
The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "Income Phase" for fees that may apply after you begin receiving payments under the contract.


Maximum Transaction Fees
Early Withdrawal Charge. (As a percentage of payments withdrawn.)


Contracts Other Than Roth IRA Contracts:            Roth IRA Contracts:
----------------------------------------- ---------------------------------------
                                 Early                                   Early
     Years From Receipt       Withdrawal       Completed Account       Withdrawal
         of Payment             Charge               Years               Charge
---------------------------- ------------ --------------------------- -----------
 Less than 2                     7%       Less than 1                     5%
 2 or more but less than 4       6%       1 or more but less than 2       4%
 4 or more but less than 5       5%       2 or more but less than 3       3%
 5 or more but less than 6       4%       3 or more but less than 4       2%
 6 or more but less than 7       3%       4 or more but less than 5       1%
 7 or more                       0%       5 or more                       0%

Annual Maintenance Fee............................................... $30.00(1)
Transfer charge....................................................... $0.00(2)


Maximum Fees Deducted from Investments in the Separate Account
Amount During the Accumulation Phase
(Daily deductions equal to the given percentage on an annual basis)

>Option Package I--
     Mortality and Expense Risk Charge                                   0.80%
     Administrative Expense Charge                                       0.15%
                                                                        ------
     Total Separate Account Expenses                                     0.95%
                                                                        ======
>Option Package II--
     Mortality and Expense Risk Charge                                   1.10%
     Administrative Expense Charge                                       0.15%
                                                                        ------
     Total Separate Account Expenses                                     1.25%
                                                                        ======
>Option Package III--
     Mortality and Expense Risk Charge                                   1.25%
     Administrative Expense Charge                                       0.15%
                                                                        ------
     Total Separate Account Expenses                                     1.40%
                                                                        ======
Amount During the Income Phase
(Daily deductions equal to the given percentage on an annual basis)

>All Option Packages--
     Mortality and Expense Risk Charge                                   1.25%
     Administrative Expense Charge                                       0.00%(3)
                                                                        ------
     Total Separate Account Expenses                                     1.25%
                                                                        ======

(1) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due.

(2) During the accumulation phase, we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers" for additional information.

(3) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "Income Phase--Charges Deducted."

Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn more about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.

                              Fund Expense Table

                                                                                   Total Fund                       Net Fund
                                                                                     Annual                          Annual
                                                                                    Expenses                        Expenses
                                                       Investment                    Without         Total            After
                                                        Advisory        Other      Waivers or     Waivers and        Waivers
                                                         Fees(1)      Expenses     Reductions      Reductions     or Reductions
                                                      ------------   ----------   ------------   -------------   --------------
Aetna Balanced VP, Inc.(3)                               0.50%         0.09%         0.59%              --             0.59%
Aetna Bond VP(3)                                         0.40%         0.10%         0.50%              --             0.50%
Aetna Growth VP(2)(3)                                    0.60%         0.15%         0.75%            0.00%            0.75%
Aetna Growth and Income VP(3)                            0.50%         0.08%         0.58%              --             0.58%
Aetna Index Plus Large Cap VP(2)(3)                      0.35%         0.10%         0.45%            0.00%            0.45%
Aetna International VP(2)(3)                             0.85%         1.22%         2.07%            0.92%            1.15%
Aetna Money Market VP(3)                                 0.25%         0.09%         0.34%              --             0.34%
Aetna Real Estate Securities VP(2)(3)                    0.75%         0.73%         1.48%            0.53%            0.95%
Aetna Small Company VP(2)(3)                             0.75%         0.14%         0.89%            0.00%            0.89%
AIM V.I. Capital Appreciation Fund(4)                    0.62%         0.05%         0.67%              --             0.67%
AIM V.I. Growth Fund(4)                                  0.64%         0.08%         0.72%              --             0.72%
AIM V.I. Growth and Income Fund(4)                       0.61%         0.04%         0.65%              --             0.65%
AIM V.I. Value Fund(4)                                   0.61%         0.05%         0.66%              --             0.66%
Fidelity VIP Equity-Income Portfolio(5)                  0.49%         0.09%         0.58%            0.01%            0.57%
Fidelity VIP High Income Portfolio(5)                    0.58%         0.12%         0.70%            0.00%            0.70%
Fidelity VIP II Contrafund Portfolio(5)                  0.59%         0.11%         0.70%            0.04%            0.66%
Janus Aspen Aggressive Growth Portfolio(6)               0.72%         0.03%         0.75%            0.00%            0.75%
Janus Aspen Balanced Portfolio(6)                        0.72%         0.02%         0.74%            0.00%            0.74%
Janus Aspen Growth Portfolio(6)                          0.72%         0.03%         0.75%            0.07%            0.68%
Janus Aspen Worldwide Growth Portfolio(6)                0.67%         0.07%         0.74%            0.02%            0.72%
MFS Total Return Series(7)                               0.75%         0.16%         0.91%            0.00%            0.91%
Oppenheimer Aggressive Growth Fund/VA(4)                 0.69%         0.02%         0.71%              --             0.71%
Oppenheimer Main Street Growth & Income
 Fund/VA(4)                                              0.74%         0.05%         0.79%              --             0.79%
Oppenheimer Strategic Bond Fund/VA(4)                    0.74%         0.06%         0.80%              --             0.80%
Portfolio Partners MFS Emerging Equities
 Portfolio(8)                                            0.68%         0.13%         0.81%            0.00%            0.83%
Portfolio Partners MFS Research Growth
 Portfolio(8)                                            0.70%         0.15%         0.85%              --             0.85%
Portfolio Partners MFS Value Equity Portfolio(8)         0.65%         0.25%         0.90%              --             0.90%
Portfolio Partners Scudder
 International Growth Portfolio(8)                       0.80%         0.20%         1.00%              --             1.00%

Footnotes to the "Fund Expense Table"
(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of the fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual
    Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.
(3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.
(4) Fee waiver/expense reimbursement obligations do not apply to these portfolios.
(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.
(6) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reduction until at least the next annual renewal of the advisory agreement.
(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
(8) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund
    Annual Expenses After Waivers or Reductions column above. For the
    Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Annual Fund Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Example: Option Package I -- For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

>These examples are purely hypothetical
>They should not be considered a representation of past or future expenses or expected returns
>Actual expenses and/or returns may be more or less than those shown in these examples

                                                                     EXAMPLE A
                                                      ---------------------------------------
                                                        If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                       you would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $79      $103      $120      $186
Aetna Bond VP                                            $78      $100      $116      $176
Aetna Growth VP                                          $80      $108      $129      $203
Aetna Growth and Income VP                               $79      $102      $120      $185
Aetna Index Plus Large Cap VP                            $77      $ 98      $113      $170
Aetna International VP                                   $94      $148      $195      $336
Aetna Money Market VP                                    $76      $ 95      $107      $158
Aetna Real Estate Securities VP                          $88      $130      $166      $279
Aetna Small Company VP                                   $82      $112      $136      $218
AIM V. I. Capital Appreciation Fund                      $79      $105      $125      $195
AIM V. I. Growth Fund                                    $80      $107      $127      $200
AIM V. I. Growth and Income Fund                         $79      $105      $124      $192
AIM V. I. Value Fund                                     $79      $105      $124      $193
Fidelity VIP Equity-Income Portfolio                     $79      $102      $120      $185
Fidelity VIP High Income Portfolio                       $80      $106      $126      $198
Fidelity VIP II Contrafund Portfolio                     $80      $106      $126      $198
Janus Aspen Aggressive Growth Portfolio                  $80      $108      $129      $203
Janus Aspen Balanced Portfolio                           $80      $107      $128      $202
Janus Aspen Growth Portfolio                             $80      $108      $129      $203
Janus Aspen Worldwide Growth Portfolio                   $80      $107      $128      $202
MFS Total Return Series                                  $82      $113      $137      $220
Oppenheimer Aggressive Growth Fund/VA                    $80      $106      $127      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $81      $109      $131      $208
Oppenheimer Strategic Bond Fund/VA                       $81      $109      $131      $209
Portfolio Partners MFS Emerging Equities Portfolio       $81      $109      $132      $210
Portfolio Partners MFS Research Growth Portfolio         $81      $111      $134      $214
Portfolio Partners MFS Value Equity Portfolio            $82      $112      $137      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $83      $115      $142      $230



                                                                    EXAMPLE B
                                                      --------------------------------------
                                                      If at the end of the periods shown you
                                                       (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                        payment option, you would pay the
                                                        following expenses (no early with-
                                                          drawal charge is reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $16      $49       $ 85      $186
Aetna Bond VP                                            $15      $47       $ 80      $176
Aetna Growth VP                                          $18      $54       $ 93      $203
Aetna Growth and Income VP                               $16      $49       $ 85      $185
Aetna Index Plus Large Cap VP                            $14      $45       $ 78      $170
Aetna International VP                                   $31      $94       $160      $336
Aetna Money Market VP                                    $13      $42       $ 72      $158
Aetna Real Estate Securities VP                          $25      $76       $131      $279
Aetna Small Company VP                                   $19      $59       $101      $218
AIM V. I. Capital Appreciation Fund                      $17      $52       $ 89      $195
AIM V. I. Growth Fund                                    $17      $53       $ 92      $200
AIM V. I. Growth and Income Fund                         $16      $51       $ 88      $192
AIM V. I. Value Fund                                     $17      $51       $ 89      $193
Fidelity VIP Equity-Income Portfolio                     $16      $49       $ 85      $185
Fidelity VIP High Income Portfolio                       $17      $53       $ 91      $198
Fidelity VIP II Contrafund Portfolio                     $17      $53       $ 91      $198
Janus Aspen Aggressive Growth Portfolio                  $18      $54       $ 93      $203
Janus Aspen Balanced Portfolio                           $17      $54       $ 93      $202
Janus Aspen Growth Portfolio                             $18      $54       $ 93      $203
Janus Aspen Worldwide Growth Portfolio                   $17      $54       $ 93      $202
MFS Total Return Series                                  $19      $59       $102      $220
Oppenheimer Aggressive Growth Fund/VA                    $17      $53       $ 91      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $18      $55       $ 96      $208
Oppenheimer Strategic Bond Fund/VA                       $18      $56       $ 96      $209
Portfolio Partners MFS Emerging Equities Portfolio       $18      $56       $ 97      $210
Portfolio Partners MFS Research Growth Portfolio         $19      $57       $ 99      $214
Portfolio Partners MFS Value Equity Portfolio            $19      $59       $101      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $20      $62       $106      $230

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package I -- For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

>These examples are purely hypothetical.

>They should not be considered a representation of past or future expenses or expected returns.

>They Actual expenses and/or returns may be more or less than those shown in these examples.

                                                                     EXAMPLE A
                                                      ---------------------------------------
                                                        If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                       you would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $52      $ 67      $ 85      $186
Aetna Bond VP                                            $51      $ 64      $ 80      $176
Aetna Growth VP                                          $53      $ 72      $ 93      $203
Aetna Growth and Income VP                               $52      $ 67      $ 85      $185
Aetna Index Plus Large Cap VP                            $50      $ 63      $ 78      $170
Aetna International VP                                   $67      $112      $160      $336
Aetna Money Market VP                                    $49      $ 59      $ 72      $158
Aetna Real Estate Securities VP                          $61      $ 94      $131      $279
Aetna Small Company VP                                   $55      $ 76      $101      $218
AIM V.I. Capital Appreciation Fund                       $53      $ 70      $ 89      $195
AIM V.I. Growth Fund                                     $53      $ 71      $ 92      $200
AIM V.I. Growth & Income Fund                            $52      $ 69      $ 88      $192
AIM V.I. Value Fund                                      $52      $ 69      $ 89      $193
Fidelity VIP Equity-Income Portfolio                     $52      $ 67      $ 85      $185
Fidelity VIP High Income Portfolio                       $53      $ 71      $ 91      $198
Fidelity VIP II Contrafund Portfolio                     $53      $ 71      $ 91      $198
Janus Aspen Aggressive Growth Portfolio                  $53      $ 72      $ 93      $203
Janus Aspen Balanced Portfolio                           $53      $ 72      $ 93      $202
Janus Aspen Growth Portfolio                             $53      $ 72      $ 93      $203
Janus Aspen Worldwide Growth Portfolio                   $53      $ 72      $ 93      $202
MFS Total Return Series                                  $55      $ 77      $102      $220
Oppenheimer Aggressive Growth Fund/VA                    $53      $ 71      $ 91      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $54      $ 73      $ 96      $208
Oppenheimer Strategic Bond Fund/VA                       $54      $ 74      $ 96      $209
Portfolio Partners MFS Emerging Equities Portfolio       $54      $ 74      $ 97      $210
Portfolio Partners MFS Research Growth Portfolio         $54      $ 75      $ 99      $214
Portfolio Partners MFS Value Equity Portfolio            $55      $ 77      $101      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $56      $ 80      $106      $230



                                                                    EXAMPLE B
                                                      --------------------------------------
                                                      If at the end of the periods shown you
                                                       (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                        payment option, you would pay the
                                                           following expenses (no early
                                                        withdrawal charge is reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $16      $49       $ 85      $186
Aetna Bond VP                                            $15      $47       $ 80      $176
Aetna Growth VP                                          $18      $54       $ 93      $203
Aetna Growth and Income VP                               $16      $49       $ 85      $185
Aetna Index Plus Large Cap VP                            $14      $45       $ 78      $170
Aetna International VP                                   $31      $94       $160      $336
Aetna Money Market VP                                    $13      $42       $ 72      $158
Aetna Real Estate Securities VP                          $25      $76       $131      $279
Aetna Small Company VP                                   $19      $59       $101      $218
AIM V.I. Capital Appreciation Fund                       $17      $52       $ 89      $195
AIM V.I. Growth Fund                                     $17      $53       $ 92      $200
AIM V.I. Growth & Income Fund                            $16      $51       $ 88      $192
AIM V.I. Value Fund                                      $17      $51       $ 89      $193
Fidelity VIP Equity-Income Portfolio                     $16      $49       $ 85      $185
Fidelity VIP High Income Portfolio                       $17      $53       $ 91      $198
Fidelity VIP II Contrafund Portfolio                     $17      $53       $ 91      $198
Janus Aspen Aggressive Growth Portfolio                  $18      $54       $ 93      $203
Janus Aspen Balanced Portfolio                           $17      $54       $ 93      $202
Janus Aspen Growth Portfolio                             $18      $54       $ 93      $203
Janus Aspen Worldwide Growth Portfolio                   $17      $54       $ 93      $202
MFS Total Return Series                                  $19      $59       $102      $220
Oppenheimer Aggressive Growth Fund/VA                    $17      $53       $ 91      $199
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $18      $55       $ 96      $208
Oppenheimer Strategic Bond Fund/VA                       $18      $56       $ 96      $209
Portfolio Partners MFS Emerging Equities Portfolio       $18      $56       $ 97      $210
Portfolio Partners MFS Research Growth Portfolio         $19      $57       $ 99      $214
Portfolio Partners MFS Value Equity Portfolio            $19      $59       $101      $219
Portfolio Partners Scudder International Growth
 Portfolio                                               $20      $62       $106      $230

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II -- For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

>These examples are purely hypothetical.
>They should not be considered a representation of past or future expenses or expected returns.
>Actual expenses and/or returns may be more or less than those shown in these examples.

                                                                     EXAMPLE A
                                                      ---------------------------------------
                                                        If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                       you would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $82      $112      $136      $218
Aetna Bond VP                                            $81      $109      $131      $209
Aetna Growth VP                                          $83      $117      $144      $235
Aetna Growth and Income VP                               $82      $112      $135      $217
Aetna Index Plus Large Cap VP                            $80      $108      $129      $203
Aetna International VP                                   $97      $156      $210      $363
Aetna Money Market VP                                    $79      $104      $123      $191
Aetna Real Estate Securities VP                          $91      $139      $181      $308
Aetna Small Company VP                                   $85      $121      $151      $250
AIM V.I. Capital Appreciation Fund                       $83      $114      $140      $227
AIM V.I. Growth Fund                                     $83      $116      $143      $232
AIM V.I. Growth & Income Fund                            $82      $114      $139      $225
AIM V.I. Value Fund                                      $82      $114      $140      $226
Fidelity VIP Equity-Income Portfolio                     $82      $112      $135      $217
Fidelity VIP High Income Portfolio                       $83      $115      $142      $230
Fidelity VIP II Contrafund Portfolio                     $83      $115      $142      $230
Janus Aspen Aggressive Growth Portfolio                  $83      $117      $144      $235
Janus Aspen Balanced Portfolio                           $83      $117      $144      $234
Janus Aspen Growth Portfolio                             $83      $117      $144      $235
Janus Aspen Worldwide Growth Portfolio                   $83      $117      $144      $234
MFS Total Return Series                                  $85      $122      $152      $252
Oppenheimer Aggressive Growth Fund/VA                    $83      $116      $142      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $84      $118      $146      $239
Oppenheimer Strategic Bond Fund/VA                       $84      $118      $147      $240
Portfolio Partners MFS Emerging Equities Portfolio       $84      $119      $147      $241
Portfolio Partners MFS Research Growth Portfolio         $84      $120      $149      $245
Portfolio Partners MFS Value Equity Portfolio            $85      $121      $152      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $86      $124      $157      $261



                                                                    EXAMPLE B
                                                      --------------------------------------
                                                      If at the end of the periods shown you
                                                       (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                        payment option, you would pay the
                                                           following expenses (no early
                                                        withdrawal charge is reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $19      $ 59      $101      $218
Aetna Bond VP                                            $18      $ 56      $ 96      $209
Aetna Growth VP                                          $21      $ 63      $109      $235
Aetna Growth and Income VP                               $19      $ 58      $100      $217
Aetna Index Plus Large Cap VP                            $18      $ 54      $ 93      $203
Aetna International VP                                   $34      $103      $174      $363
Aetna Money Market VP                                    $16      $ 51      $ 88      $191
Aetna Real Estate Securities VP                          $28      $ 85      $146      $308
Aetna Small Company VP                                   $22      $ 68      $116      $250
AIM V.I. Capital Appreciation Fund                       $20      $ 61      $105      $227
AIM V.I. Growth Fund                                     $20      $ 63      $107      $232
AIM V.I. Growth & Income Fund                            $20      $ 60      $104      $225
AIM V.I. Value Fund                                      $20      $ 61      $104      $226
Fidelity VIP Equity-Income Portfolio                     $19      $ 58      $100      $217
Fidelity VIP High Income Portfolio                       $20      $ 62      $106      $230
Fidelity VIP II Contrafund Portfolio                     $20      $ 62      $106      $230
Janus Aspen Aggressive Growth Portfolio                  $21      $ 63      $109      $235
Janus Aspen Balanced Portfolio                           $20      $ 63      $108      $234
Janus Aspen Growth Portfolio                             $21      $ 63      $109      $235
Janus Aspen Worldwide Growth Portfolio                   $20      $ 63      $108      $234
MFS Total Return Series                                  $22      $ 68      $117      $252
Oppenheimer Aggressive Growth Fund/VA                    $20      $ 62      $107      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $21      $ 65      $111      $239
Oppenheimer Strategic Bond Fund/VA                       $21      $ 65      $111      $240
Portfolio Partners MFS Emerging Equities Portfolio       $21      $ 65      $112      $241
Portfolio Partners MFS Research Growth Portfolio         $22      $ 66      $114      $245
Portfolio Partners MFS Value Equity Portfolio            $22      $ 68      $117      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $23      $ 71      $122      $261

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II -- For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

>These examples are purely hypothetical.
>They should not be considered a representation of past or future expenses or expected returns.
>They Actual expenses and/or returns may be more or less than those shown in these examples.

                                                                     EXAMPLE A
                                                      ---------------------------------------
                                                        If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                       you would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $55      $ 76      $101      $218
Aetna Bond VP                                            $54      $ 74      $ 96      $209
Aetna Growth VP                                          $56      $ 81      $109      $235
Aetna Growth and Income VP                               $55      $ 76      $100      $217
Aetna Index Plus Large Cap VP                            $53      $ 72      $ 93      $203
Aetna International VP                                   $70      $121      $174      $363
Aetna Money Market VP                                    $52      $ 69      $ 88      $191
Aetna Real Estate Securities VP                          $64      $103      $146      $308
Aetna Small Company VP                                   $58      $ 85      $116      $250
AIM V.I. Capital Appreciation Fund                       $56      $ 79      $105      $227
AIM V.I. Growth Fund                                     $56      $ 80      $107      $232
AIM V.I. Growth & Income Fund                            $55      $ 78      $104      $225
AIM V.I. Value Fund                                      $55      $ 78      $104      $226
Fidelity VIP Equity-Income Portfolio                     $55      $ 76      $100      $217
Fidelity VIP High Income Portfolio                       $56      $ 80      $106      $230
Fidelity VIP II Contrafund Portfolio                     $56      $ 80      $106      $230
Janus Aspen Aggressive Growth Portfolio                  $56      $ 81      $109      $235
Janus Aspen Balanced Portfolio                           $56      $ 81      $108      $234
Janus Aspen Growth Portfolio                             $56      $ 81      $109      $235
Janus Aspen Worldwide Growth Portfolio                   $56      $ 81      $108      $234
MFS Total Return Series                                  $58      $ 86      $117      $252
Oppenheimer Aggressive Growth Fund/VA                    $56      $ 80      $107      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $57      $ 82      $111      $239
Oppenheimer Strategic Bond Fund/NA                       $57      $ 83      $111      $240
Portfolio Partners MFS Emerging Equities Portfolio       $57      $ 83      $112      $241
Portfolio Partners MFS Research Growth Portfolio         $57      $ 84      $114      $245
Portfolio Partners MFS Value Equity Portfolio            $58      $ 86      $117      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $59      $ 89      $122      $261



                                                                    EXAMPLE B
                                                      --------------------------------------
                                                      If at the end of the periods shown you
                                                       (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                        payment option, you would pay the
                                                           following expenses (no early
                                                        withdrawal charge is reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $19      $ 59      $101      $218
Aetna Bond VP                                            $18      $ 56      $ 96      $209
Aetna Growth VP                                          $21      $ 63      $109      $235
Aetna Growth and Income VP                               $19      $ 58      $100      $217
Aetna Index Plus Large Cap VP                            $18      $ 54      $ 93      $203
Aetna International VP                                   $34      $103      $174      $363
Aetna Money Market VP                                    $16      $ 51      $ 88      $191
Aetna Real Estate Securities VP                          $28      $ 85      $146      $308
Aetna Small Company VP                                   $22      $ 68      $116      $250
AIM V.I. Capital Appreciation Fund                       $20      $ 61      $105      $227
AIM V.I. Growth Fund                                     $20      $ 63      $107      $232
AIM V.I. Growth & Income Fund                            $20      $ 60      $104      $225
AIM V.I. Value Fund                                      $20      $ 61      $104      $226
Fidelity VIP Equity-Income Portfolio                     $19      $ 58      $100      $217
Fidelity VIP High Income Portfolio                       $20      $ 62      $106      $230
Fidelity VIP II Contrafund Portfolio                     $20      $ 62      $106      $230
Janus Aspen Aggressive Growth Portfolio                  $21      $ 63      $109      $235
Janus Aspen Balanced Portfolio                           $20      $ 63      $108      $234
Janus Aspen Growth Portfolio                             $21      $ 63      $109      $235
Janus Aspen Worldwide Growth Portfolio                   $20      $ 63      $108      $234
MFS Total Return Series                                  $22      $ 68      $117      $252
Oppenheimer Aggressive Growth Fund/VA                    $20      $ 62      $107      $231
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $21      $ 65      $111      $239
Oppenheimer Strategic Bond Fund/NA                       $21      $ 65      $111      $240
Portfolio Partners MFS Emerging Equities Portfolio       $21      $ 65      $112      $241
Portfolio Partners MFS Research Growth Portfolio         $22      $ 66      $114      $245
Portfolio Partners MFS Value Equity Portfolio            $22      $ 68      $117      $251
Portfolio Partners Scudder International Growth
 Portfolio                                               $23      $ 71      $122      $261

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III -- For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

>These examples are purely hypothetical.
>They should not be considered a representation of past or future expenses or expected returns.
>Actual expenses and/or returns may be more or less than those shown in these examples.

                                                                     EXAMPLE A
                                                      ---------------------------------------
                                                        If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                       you would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $83      $117      $144      $234
Aetna Bond VP                                            $82      $114      $139      $225
Aetna Growth VP                                          $85      $121      $152      $251
Aetna Growth and Income VP                               $83      $116      $143      $233
Aetna Index Plus Large Cap VP                            $82      $112      $137      $219
Aetna International VP                                   $98      $161      $217      $377
Aetna Money Market VP                                    $81      $109      $131      $208
Aetna Real Estate Securities VP                          $92      $143      $188      $323
Aetna Small Company VP                                   $86      $126      $159      $265
AIM V.I. Capital Appreciation Fund                       $84      $119      $148      $242
AIM V.I. Growth Fund                                     $85      $121      $150      $247
AIM V.I. Growth & Income Fund                            $84      $118      $147      $240
AIM V.I. Value Fund                                      $84      $119      $147      $241
Fidelity VIP Equity-Income Portfolio                     $83      $116      $143      $233
Fidelity VIP High Income Portfolio                       $84      $120      $149      $245
Fidelity VIP II Contrafund Portfolio                     $84      $120      $149      $245
Janus Aspen Aggressive Growth Portfolio                  $85      $121      $152      $251
Janus Aspen Balanced Portfolio                           $85      $121      $151      $250
Janus Aspen Growth Portfolio                             $85      $121      $152      $251
Janus Aspen Worldwide Growth Portfolio                   $85      $121      $151      $250
MFS Total Return Series                                  $86      $126      $160      $267
Oppenheimer Aggressive Growth Fund/VA                    $84      $120      $150      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $85      $123      $154      $255
Oppenheimer Strategic Bond Fund/VA                       $85      $123      $154      $256
Portfolio Partners MFS Emerging Equities Portfolio       $85      $123      $155      $257
Portfolio Partners MFS Research Growth Portfolio         $86      $124      $157      $261
Portfolio Partners MFS Value Equity Portfolio            $86      $126      $160      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $87      $129      $165      $276



                                                                    EXAMPLE B
                                                      --------------------------------------
                                                      If at the end of the periods shown you
                                                       (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                        payment option, you would pay the
                                                           following expenses (no early
                                                        withdrawal charge is reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $20      $ 63      $108      $234
Aetna Bond VP                                            $20      $ 60      $104      $225
Aetna Growth VP                                          $22      $ 68      $117      $251
Aetna Growth and Income VP                               $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP                            $19      $ 59      $101      $219
Aetna International VP                                   $35      $107      $181      $377
Aetna Money Market VP                                    $18      $ 55      $ 96      $208
Aetna Real Estate Securities VP                          $29      $ 90      $153      $323
Aetna Small Company VP                                   $23      $ 72      $124      $265
AIM V.I. Capital Appreciation Fund                       $21      $ 66      $112      $242
AIM V.I. Growth Fund                                     $22      $ 67      $115      $247
AIM V.I. Growth & Income Fund                            $21      $ 65      $111      $240
AIM V.I. Value Fund                                      $21      $ 65      $112      $241
Fidelity VIP Equity-Income Portfolio                     $20      $ 63      $108      $233
Fidelity VIP High Income Portfolio                       $22      $ 66      $114      $245
Fidelity VIP II Contrafund Portfolio                     $22      $ 66      $114      $245
Janus Aspen Aggressive Growth Portfolio                  $22      $ 68      $117      $251
Janus Aspen Balanced Portfolio                           $22      $ 68      $116      $250
Janus Aspen Growth Portfolio                             $22      $ 68      $117      $251
Janus Aspen Worldwide Growth Portfolio                   $22      $ 68      $116      $250
MFS Total Return Series                                  $24      $ 73      $125      $267
Oppenheimer Aggressive Growth Fund/VA                    $22      $ 67      $115      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $22      $ 69      $119      $255
Oppenheimer Strategic Bond Fund/VA                       $23      $ 69      $119      $256
Portfolio Partners MFS Emerging Equities Portfolio       $23      $ 70      $120      $257
Portfolio Partners MFS Research Growth Portfolio         $23      $ 71      $122      $261
Portfolio Partners MFS Value Equity Portfolio            $24      $ 73      $124      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $25      $ 76      $129      $276

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III -- For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waiver or Reductions" in the Fund Expense Table.

>These examples are purely hypothetical.
>They should not be considered a representation of past or future expenses or expected returns.
>Actual expenses and/or returns may be more or less than those shown in these examples.

                                                                     EXAMPLE A
                                                      ---------------------------------------
                                                        If you withdraw your entire account
                                                      value at the end of the periods shown,
                                                       you would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ----------
Aetna Balanced VP, Inc.                                  $56      $ 81      $108      $234
Aetna Bond VP                                            $55      $ 78      $104      $225
Aetna Growth VP                                          $58      $ 86      $117      $251
Aetna Growth and Income VP                               $56      $ 81      $108      $233
Aetna Index Plus Large Cap VP                            $55      $ 77      $101      $219
Aetna International VP                                   $71      $125      $181      $377
Aetna Money Market VP                                    $54      $ 73      $ 96      $208
Aetna Real Estate Securities VP                          $65      $108      $153      $323
Aetna Small Company VP                                   $59      $ 90      $124      $265
AIM V.I. Capital Appreciation Fund                       $57      $ 83      $112      $242
AIM V.I. Growth Fund                                     $58      $ 85      $115      $247
AIM V.I. Growth & Income Fund                            $57      $ 83      $111      $240
AIM V.I. Value Fund                                      $57      $ 83      $112      $241
Fidelity VIP Equity-Income Portfolio                     $56      $ 81      $108      $233
Fidelity VIP High Income Portfolio                       $57      $ 84      $114      $245
Fidelity VIP II Contrafund Portfolio                     $57      $ 84      $114      $245
Janus Aspen Aggressive Growth Portfolio                  $58      $ 86      $117      $251
Janus Aspen Balanced Portfolio                           $58      $ 85      $116      $250
Janus Aspen Growth Portfolio                             $58      $ 86      $117      $251
Janus Aspen Worldwide Growth Portfolio                   $58      $ 85      $116      $250
MFS Total Return Series                                  $60      $ 91      $125      $267
Oppenheimer Aggressive Growth Fund/VA                    $58      $ 85      $115      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $58      $ 87      $119      $255
Oppenheimer Strategic Bond Fund/VA                       $58      $ 87      $119      $256
Portfolio Partners MFS Emerging Equities Portfolio       $59      $ 88      $120      $257
Portfolio Partners MFS Research Growth Portfolio         $59      $ 89      $122      $261
Portfolio Partners MFS Value Equity Portfolio            $59      $ 90      $124      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $60      $ 93      $129      $276



                                                                    EXAMPLE B
                                                      --------------------------------------
                                                      If at the end of the periods shown you
                                                       (1) leave your entire account value
                                                      invested or (2) select an income phase
                                                        payment option, you would pay the
                                                           following expenses (no early
                                                        withdrawal charge is reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      -------- --------- --------- ---------
Aetna Balanced VP, Inc.                                  $20      $ 63      $108      $234
Aetna Bond VP                                            $20      $ 60      $104      $225
Aetna Growth VP                                          $22      $ 68      $117      $251
Aetna Growth and Income VP                               $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP                            $19      $ 59      $101      $219
Aetna International VP                                   $35      $107      $181      $377
Aetna Money Market VP                                    $18      $ 55      $ 96      $208
Aetna Real Estate Securities VP                          $29      $ 90      $153      $323
Aetna Small Company VP                                   $23      $ 72      $124      $265
AIM V.I. Capital Appreciation Fund                       $21      $ 66      $112      $242
AIM V.I. Growth Fund                                     $22      $ 67      $115      $247
AIM V.I. Growth & Income Fund                            $21      $ 65      $111      $240
AIM V.I. Value Fund                                      $21      $ 65      $112      $241
Fidelity VIP Equity-Income Portfolio                     $20      $ 63      $108      $233
Fidelity VIP High Income Portfolio                       $22      $ 66      $114      $245
Fidelity VIP II Contrafund Portfolio                     $22      $ 66      $114      $245
Janus Aspen Aggressive Growth Portfolio                  $22      $ 68      $117      $251
Janus Aspen Balanced Portfolio                           $22      $ 68      $116      $250
Janus Aspen Growth Portfolio                             $22      $ 68      $117      $251
Janus Aspen Worldwide Growth Portfolio                   $22      $ 68      $116      $250
MFS Total Return Series                                  $24      $ 73      $125      $267
Oppenheimer Aggressive Growth Fund/VA                    $22      $ 67      $115      $246
Oppenheimer Main Street Growth & Income
 Fund/VA                                                 $22      $ 69      $119      $255
Oppenheimer Strategic Bond Fund/VA                       $23      $ 69      $119      $256
Portfolio Partners MFS Emerging Equities Portfolio       $23      $ 70      $120      $257
Portfolio Partners MFS Research Growth Portfolio         $23      $ 71      $122      $261
Portfolio Partners MFS Value Equity Portfolio            $24      $ 73      $124      $266
Portfolio Partners Scudder International Growth
 Portfolio                                               $25      $ 76      $129      $276

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time payments were first received in the subaccounts under the contract.




Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

>Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC Public Reference Room.


Fixed Interest Options. The ALIAC Guaranteed Account (the Guaranteed Account) and, if available in your state, the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options

o Choose options appropriate for you. Your Company representative can help you evaluate which investment options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. Although we reserve the right to limit the number of investment options you may select during the accumulation phase, there is currently no limit. The number of investment options you may select at any one time, however, is limited to 18. Each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, is considered an option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by the Company or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options
--------------------------------------------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.


Limits on Frequent Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.


Charges for Transfers. During the accumulation phase, we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.


Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based upon the subaccount unit values next determined after we receive your transfer request at our Home Office.


Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case, a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

In certain states, premiums allocated to the Fixed Account may require participation in the dollar cost averaging program.

Dollar cost averaging is not available if you elect a Systematic Distribution Option or participate in the account rebalancing program.


The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. You may participate in this program by completing the account rebalancing section of your application, or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.




Purchase And Rights
--------------------------------------------------------------------------------

How to Purchase

>Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

>Group Contracts. In most states we have distributors, usually broker/dealers or banks, who hold the contract as a group contract. (See "Distribution") You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

>Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. The Tax Law prohibits the purchase of qualified contracts by joint contract holders.

The maximum issue age for the annuitant on the date we issue the contract is 90.


Your Rights Under the Contract

>Individual Contracts. You have all contract rights.

>Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the Contract. You have all other rights to your account under the contract.

>Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Payment Methods. The following payment methods are allowed:

>One lump sum

>Periodic payments

>Transfer or rollover from a pre-existing retirement plan or account*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

*In some states, an IRA contract can only accept a lump sum, rollover payment.


Payment Amounts.
The minimum initial payment depends upon the option package selected at issue.


-----------------------------------------------------------------------------------------
                     Option                     Option                    Option
                   Package I                  Package II                Package III
-----------------------------------------------------------------------------------------
 Minimum
 Initial      Non-                       Non-                       Non-
 Payment   Qualified:   Qualified:*   Qualified:   Qualified:*   Qualified:   Qualified:*
           ----------   -----------   ----------   -----------   ----------   -----------
            $15,000       $1,500        $5,000       $1,500        $5,000       $1,500
-----------------------------------------------------------------------------------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income.

Any additional payments must be at least $1,000 or at least $50 per month as paid by electronic funds transfer. (We may change these amounts from time to time.) A payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Payment Amounts. In certain circumstances we may reduce the minimum initial or additional payment amount we will accept under a contract. Whether such a reduction is available is based upon consideration of each of the following factors:

>The size and type of the prospective group, if any, to which the reduction would apply

>The method and frequency of payments to be made under the contract

>The amount of compensation to be paid to distributors and their registered representative on each purchase payment

Any reduction of the minimum initial or additional payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying payment(s) for five business days. Payments may be held for longer periods only with your consent, pending acceptance of the application. If the application is rejected, the application and any payments will be returned to you.


Allocating Payments to the Investment Options. We will allocate your payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel your contract or certificate within ten days of receipt (some states allow longer) by returning it to our Home Office along with a written notice of cancellation.


Refunds. We will issue you a refund within seven days of our receipt of your contract or certificate and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the payments made plus any earnings or minus any losses attributable to those payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all payments made.

If the payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the payments will be restored to your prior contract.

Transfers Between Option Packages
--------------------------------------------------------------------------------

You may transfer from one option package to another.
>Transfers must occur on an account anniversary

>A written request for the transfer must be received by us within 60 days of an account anniversary

>The following minimum account values need to be met



-----------------------------------------------------------------------------------
                                  Transfers to                  Transfers to
                                Option Package I         Option Packages II or III
                           ---------------------------   --------------------------
 Minimum Account Value        Non-                          Non-
                           Qualified:     Qualified:     Qualified:     Qualified:
                           ----------     ----------     ----------     ----------
                            $15,000         $1,500         $5,000        $1,500
-----------------------------------------------------------------------------------

>You will receive a new contract schedule page upon transfer

>Only one option package may be in effect at any time


-------------------------------------------------------------------------------------------------------------------------------
               Transfers to                              Transfers to                              Transfers to
             Option Package I                          Option Package II                        Option Package III
-------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1):                          Death Benefit(1):                        Death Benefit(1):
o The sum of all payments made,            o The sum of all payments made,          o The sum of all payments made,
  adjusted for amounts withdrawn or          adjusted for amounts withdrawn or        adjusted for amounts withdrawn or
  applied to an income phase                 applied to an income phase               applied to an income phase
  payment as of the claim date will          payment as of the claim date will        payment as of the claim date will
  continue to be calculated from the         continue to be calculated from the       continue to be calculated from the
  account effective date.                    account effective date.                  account effective date.
o The "step-up value" under Option         o If transferring from Option Package    o If transferring from Option Package
  Packages II and III will terminate on      I, the "step-up value" will be           I, the "step-up value" will be
  the new schedule effective date.           calculated beginning on the new          calculated beginning on the new
o The "roll-up value" under Option           schedule effective date.                 schedule effective date.
  Package III will terminate on the        o If transferring from Option Package    o If transferring from Option Package
  new schedule effective date.               III, the "step-up value" will continue   II, the "step-up value" will continue
                                             to be calculated from the date           to be calculated from the date
                                             calculated under Option                  calculated under Option Package II.
                                             Package III.                           o The "roll-up value" will be calculated
                                           o The "roll-up value" under Option         beginning on the new schedule
                                             Package III will terminate on the        effective date.
                                             new schedule effective date.
-------------------------------------------------------------------------------------------------------------------------------
Nursing Home Waiver(2):                    Nursing Home Waiver(2):                  Nursing Home Waiver(2):
o The availability of the waiver of the    o If transferring from Option Package    o If transferring from Option Package
  early withdrawal charge under the          I, the waiting period under              I, the waiting period under the
  Nursing Home Waiver will terminate         the Nursing Home Waiver will begin       Nursing Home Waiver will begin to
  on the new schedule effective date.        to be measured from the new              be measured from the new schedule
                                             schedule effective date.                 effective date.
                                           o If transferring from Option Package    o If transferring from Option Package
                                             III, the waiting period will have        II, the waiting period will have been
                                             been satisfied on the new schedule       satisfied on the new schedule
                                             effective date.                          effective date.
-------------------------------------------------------------------------------------------------------------------------------
Free Withdrawals(3):                       Free Withdrawals(3):                     Free Withdrawals(3):
o If transferring from Option Package      o If transferring from Option Package    o The cumulative to 30% available
  III, any available free withdrawal         III, any available free withdrawal       free withdrawal amount will begin to
  amount in excess of 10% will be lost       amount in excess of 10% will be lost     be calculated as of the new schedule
  as of the new schedule effective date.     as of the new schedule effective         effective date.
                                             date.
-------------------------------------------------------------------------------------------------------------------------------

(1) See "Death Benefit."

(2) See "Fees--Nursing Home Waiver."

(3) See "Fees--Free Withdrawals."

Types of Fees
There are four types of fees or deductions that may affect your account.

TRANSACTION FEES
o Early Withdrawal Charge
o Annual Maintenance Fee
o Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
o Mortality and Expense
  Risk Charge
o Administrative Expense
  Charge

FEES DEDUCTED BY THE FUNDS
o Investment Advisory Fees
o Other Expenses

PREMIUM AND OTHER TAXES



Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.


TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount. A percentage of the payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.


Early Withdrawal Charge Schedules



Contracts Other Than Roth IRA Contracts:           Roth IRA Contracts:*
---------------------------------------------------------------------------------
                                 Early                                   Early
     Years From Receipt       Withdrawal       Completed Account       Withdrawal
         of Payment             Charge               Years               Charge
---------------------------- ------------ --------------------------- -----------
 Less than 2                     7%       Less than 1                     5%
 2 or more but less than 4       6%       1 or more but less than 2       4%
 4 or more but less than 5       5%       2 or more but less than 3       3%
 5 or more but less than 6       4%       3 or more but less than 4       2%
 6 or more but less than 7       3%       4 or more but less than 5       1%
 7 or more                       0%       5 or more                       0%

*If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge is based upon the number of completed account years since the date of the initial payment to the former contract.


Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.


First In, First Out. The early withdrawal charge is calculated separately for each payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than a Roth IRA, we calculate the early withdrawal charge based upon the number of years since the payment was received. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

For Roth IRAs, we will calculate the early withdrawal charge based upon the number of completed account years. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

Earnings may be withdrawn after all payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.


Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less than your current account value on the date the withdrawal request is received at our Home Office. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.


Waiver. The early withdrawal charge is waived for payments withdrawn if the withdrawal is based upon any of the following:

>Used to provide payments to you during the income phase

>Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment and deductions made prior to the annuitant's death.

>Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months

>Taken because of the election of a systematic distribution option (See
 "Systematic Distribution Options")

>Applied as a rollover to certain Roth IRAs issued by us or an affiliate

>If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by the Company

>Paid upon termination of your account by us (see "Other Topics -- Involuntary
 Terminations")


Reduction or Elimination. We may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any one of the following:

>The size and type of group to whom the contract is offered

>The amount of expected payments

>A prior or existing relationship with the Company such as being an employee of the Company or any affiliate, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates

We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination of this fee will be subject to state approval.


Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

>More than one account year has elapsed since the schedule effective date

>The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included), and

>The annuitant has spent at least 45 consecutive days in such nursing care facility

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply if otherwise prohibited by state law.


Annual Maintenance Fee
Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.


Purpose. This fee reimburses our administrative expenses relating to the establishment and maintenance of your account.


Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date the annual maintenance fee is deducted.


Reduction or Elimination. We may reduce or eliminate the annual maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>The size and type of the group to whom the contract is offered

>The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the annual maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.


Transfer Charge
Amount. During the accumulation phase, we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.


Purpose. This fee reimburses the Company for administrative expenses associated with transferring your dollars among investment options.


FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge
Maximum Amount. This charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:



--------------------------------------------------------------
 Option Package I     Option Package II     Option Package III
--------------------------------------------------------------
       0.80%               1.10%                  1.25%
--------------------------------------------------------------

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract.

>The mortality risk is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contract.

>The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. You may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.


Reduction. We will reduce this fee based upon consideration of one or more of the following:

>The size and type of the group to whom the contract is offered

>The type and frequency of administrative and sales services provided

>The level of annual maintenance fee and early withdrawal charges

We will not unfairly discriminate against any person if we reduce the mortality and expense risk charge. Any reduction or elimination of his fee will be done according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


Administrative Expense Charge
Maximum Amount. This charge is equal to the following percentages of your account value invested in the subaccounts during the accumulation phase:



--------------------------------------------------------------
 Option Package I     Option Package II     Option Package III
--------------------------------------------------------------
    0.15%                  0.15%                 0.15%
--------------------------------------------------------------

There is currently no administrative expense charge during the income phase, however, we reserve the right to charge an administrative expense fee of up to 0.25% during the income phase.


When/How. If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are imposing this fee when you enter the income phase, the fee will apply to you during the entire income phase.


Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charges described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.


Reduction or Elimination. We may reduce or eliminate the administrative expense charge. Factors we consider reflect differences in our level of administrative costs and services, such as:

>The size and type of the group to whom the contract is offered

>The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the administrative expense charge. Any reduction or elimination of this fee will be done according to our rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.


FEES DEDUCTED BY THE FUNDS
Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

When/How. The fund fees are not deducted from your account value. Instead, fund expenses are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.


Purpose. These expenses help to pay the fund investment adviser and operating expenses.


PREMIUM AND OTHER TAXES
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.


When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or the commencement of income payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."




Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

>The current dollar value of amounts invested in the subaccounts; plus

>The current dollar values of amounts invested in the fixed interest options, including interest earnings to date


Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount dedicated to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.


Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor


Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation;
 minus

>The net assets of the fund held by the subaccount at the preceding valuation;
 plus or minus

>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>The total value of the subaccount's units at the preceding valuation; minus

>A daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5000



[graphic]

                              $5,000 contribution

                              Step 1 (down arrow)

                    Aetna Life Insurance and Annuity Company

                               Step 2 (down arrow)

                           Variable Annuity Account B

                    Subaccount A        Subaccount B        Etc.
                    300                 80
                    accumulation        accumulation
                    units               units


                        (down arrow) Step 3 (down arrow)

                              Fund A    Fund B
[end graphic]


Step 2:
A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).


Step 3: The separate account then purchases shares of the applicable funds at the current market value.

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.


Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application as described in "Purchase and Rights." Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the payment or transfer request. The value of subaccounts may vary day to day.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>Maintenance Fee (see "Fees--Maintenance Fee")

>Market Value Adjustment for amounts held in the Guaranteed Account (see
 Appendix I and the Guaranteed Account prospectus)

>Tax Penalty (see "Taxation")

>Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

Withdrawals
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."


Steps for Making A Withdrawal

>Select the withdrawal amount

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Account and/or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account.

    See Appendices I and II and the Guaranteed Account prospectus for more information.

>Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options

>Properly complete a disbursement form and deliver it to our Home Office


Restrictions on Withdrawals From 403(b) Plan Accounts
Under Section 403(b) contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 591/2, separation from service or financial hardship. See "Taxation."


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based upon your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.


Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. The reinvestment privilege may be used only once. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

Features of a Systematic Distribution Option (SDO)
An SDO allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

Systematic Distribution Options

--------------------------------------------------------------------------------
The following SDOs may be available:
>SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated under the account.

>ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

 Under ECO, we calculate the minimum distribution amount required by law, generally at age 70-1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

>LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."


Other SDOs. We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or by calling us at the number listed in "Contract Overview-- Contract Questions: Contacting the Company."


Eligibility for an SDO. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in "Contract Overview--
Questions: Contacting the Company."


SDO Availability. If allowed by applicable law, we reserve the right to discontinue the availability of one or all of the SDOs for new elections at any time, and/or to change the terms of future elections.


Terminating an SDO. You may revoke an SDO at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.


Charges and Taxation. When you elect an SDO, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under an SDO may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase see "The Income Phase."


Terms to Understand:
Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant: The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. Thereafter, the initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

Death Benefit
--------------------------------------------------------------------------------

During the Accumulation Phase

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance, any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.


Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or calling us at the number listed in "Contract Overview--Questions: Contacting the Company."


When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable).


Death Benefit Amount
The death benefit depends upon the option package in effect on the date the annuitant dies.


------------------------------------------------------------------------------------
                    Option Package I      Option Package II       Option Package III
------------------------------------------------------------------------------------
 Death Benefit    The greater of:         The greatest of:        The greatest of:
 on Death of      (1) The sum of          (1) The sum of          (1) The sum of
 the Annuitant:       all payments            all payments            all payments
                      made, adjusted          made, adjusted          made, adjusted
                      for amounts             for amounts             for amounts
                      withdrawn or            withdrawn or            withdrawn or
                      applied to an           applied to an           applied to an
                      income phase            income phase            income phase
                      payment as of the       payment as of the       payment as of
                      claim date; or          claim date; or          the claim date; or
                  (2) The account         (2) The account         (2) The account
                      value on the            value on the            value on the
                      claim date              claim date; or          claim date; or
                                          (3) The "step-up        (3) The "step-up
                                              value" (as              value" (as
                                              described below)        described below)
                                              on the claim date       on the claim
                                                                      date; or
                                                                  (4) The "roll-up
                                                                      value" (as
                                                                      described below)
                                                                      on the claim date
------------------------------------------------------------------------------------

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

>The account value; or

>The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

>The step-up value most recently calculated, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

>The account value on that anniversary of the schedule effective date

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.


Adjustment. For purposes of determining the death benefit, the adjustment for payments made and amounts withdrawn or applied to an income phase payment option will increase or reduce the sum of all payments made, step-up value and/or roll-up value in the same proportion that the account value was increased or reduced on the date of the payment, withdrawal or application to an income phase payment option.


Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, if the contract holder who is not the annuitant dies, the death benefit described above under Option Packages I, II and III will not apply. Rather, the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the death benefit described above under Option Packages I, II and III will not apply. Rather, the death benefit on the spousal beneficiary's death will equal the account value on the date the payment is processed plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

Because the death benefit equals the account value, plus or minus any market value adjustment, in this situation, a contract holder who is not also the annuitant should seriously consider whether Option Packages II or III are suitable for their circumstances.


If a Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary.

The amount of the death benefit payable at the death of a spousal beneficiary who continues the account shall be determined under the option package in effect and as described above, except that:

(1) In calculating the sum of all payments made, adjusted for amounts withdrawn or applied to an income phase payment as of the claim date, the account value on the claim date of the original contract holder's/annuitant's death shall be treated as the initial payment
(2) In calculating the "step-up value", the "step-up value" on the claim date of the original contract holder's/annuitant's death shall be the initial "step-up value"
(3) In calculating the "roll-up value", the "roll-up value" on the claim date of the original contract holder's/annuitant's death shall be the initial "roll-up value"


Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.


Death Benefit--Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary has the following three options:

>Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules)

>Receive, at any time, a lump sum payment equal to all or a portion of the account value, plus or minus any market value adjustment, or

>Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules


Payments from a Systematic Distribution Option. If the annuitant was receiving payments under SWO, ECO or LEO and died before the Tax Code's required beginning date for minimum distributions, payments under SWO, ECO or LEO will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect SWO, ECO or LEO provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.


Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."


For Nonqualified Contracts.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder.

    As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

    (a) Continue the contract in the accumulation phase

    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options

    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus any market value adjustment

    If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected. In this circumstance, the Tax Code does not require distributions under the contract until the successor contract holder's death.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above. In this circumstance, the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.


Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. Your beneficiary(ies) may be subject to tax penalties if they do not begin receiving death benefit payments within a time frame required by the Tax Code. See "Taxation."

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

The Income Phase
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

>Start date

>Payment option (see the payment options table in this section)

>Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

>Choice of fixed or variable payments

>Selection of an assumed net investment rate (only if variable payments are elected)

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include your age, your gender, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable payments, an assumed net investment rate must be selected.

You may also select a combination of both fixed and variable payments.

Assumed Net Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

Minimum Payment Amounts. The payment option you select must result in:

>A first payment of at least $50, or

>Total yearly payments of at least $250

If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based upon increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Payments may not begin during the first account year, or, unless we consent, later than the later of:

(a) The first day of the month following the annuitant's 85th birthday, or
(b) The tenth anniversary of the last payment made to your account

For qualified contracts only, payments may not extend beyond:

(a) The life of the annuitant
(b) The joint lives of the annuitant and beneficiary
(c) A guaranteed period greater than the annuitant's life expectancy
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary

When payments start, the age of the annuitant plus the number of years for which payments are guaranteed must not exceed 95.

See "Taxation" for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Home Office. If the continuing payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect a payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting a payment option, the Tax Code requires that your expected payments will not exceed certain amounts. See "Taxation" for additional information.

Payment Options.
The following table lists the payment plan options and accompanying death benefits available during the income phase. We may offer additional payment options under the contract from time to time.

Once income phase payments begin, you may not change the payment option selected.


Terms to understand:

Annuitant: The person(s) on whose life expectancy(ies) the income phase payments are based.


Beneficiary: The person(s) or entity(ies) entitled to receive a death benefit.

------------------------------------------------------------------------------------------------------------------------------
                                                   Lifetime Payment Options
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income            made should the annuitant die prior to the second payment's due date.
                        Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice
 Life Income--          of 5-30 years or as otherwise specified in the contract.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Payments               guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Continuing Payments:
 Life Income--          (a) When you select this option you choose for 100%, 662/3% or 50% of the payment to continue
 Two Lives                  to the surviving annuitant after the first death; or
                        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                            of the payment will continue to the second annuitant on the annuitant's death.
                        Death Benefit--None: All payments end upon the death of both annuitants.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5-30
 Life Income --         years or as otherwise specified in the contract.
 Two Lives --           Continuing Payments: 100% of the payment to continue after the first death.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments               payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
                        equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as the annuitant lives.
 Cash Refund            Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 Option (limited        sum payment equal to the amount originally applied to the payment option (less any premium
 availability --        tax) and less the total amount of income payments paid.
 fixed payment
 only)
------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as either annuitant lives.
 Two Lives--Cash        Continuing Payments: 100% of the payment to continue after the first death.
 Refund Option          Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump sum
 (limited               payment equal to the amount applied to the payment option (less any premium tax) and less the
 availability--fixed    total amount of income payments paid.
 payment only)
------------------------------------------------------------------------------------------------------------------------------
                                                   Nonlifetime Payment Plan
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).
 Nonlifetime--          Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Guaranteed             guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal
 Payments               to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
------------------------------------------------------------------------------------------------------------------------------
Lump-sum Payment: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-sum. A lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
------------------------------------------------------------------------------------------------------------------------------

Calculation of Lump-sum Payments: If a lump-sum payment is available under the payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3-1/2% or 5% assumed net investment rate used for variable payments).

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER DISTRIBUTIONS
  o Taxation of Distributions
  o 10% Penalty Tax
  o Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION REQUIREMENTS
  o 50% Excise Tax
  o Minimum Distribution of Death Benefit Proceeds (Except
    Nonqualified Contracts)
  o Minimum Distribution of Death Benefit Proceeds (Nonqualified
    Contracts)

RULES SPECIFIC TO CERTAIN PLANS
  o 403(b) Plans
  o 403(b) Plans
  o 408(b) and 408A IRAs

TAXATION OF NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Taxation
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

>Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract

>Tax laws change. It is possible that a change in the future could affect contracts issued in the past

>This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions

>We do not make any guarantee about the tax treatment of the contract or transaction involving the contract

>Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract

>The term "payment" in this section refers to income phase payments


--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

Taxation of Gains Prior to Distribution. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company reserves the right to modify the Contract as necessary to attempt to prevent a contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


CONTRACT TYPE

The Contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A.


Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a retirement arrangement. If used with a retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your arrangement.


The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.


Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.


403(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

>The distribution is rolled over to another plan of the same type or to a traditional IRA in accordance with the Tax Code

>You made after-tax contributions to the plan. In this case, depending on the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code


408(b) IRA. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

>The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, to another plan of the same type

>You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code

408A Roth IRA. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

>Made after the five-taxable year period beginning with the first taxable year for which a contribution was made

>Made after you attain age 59-1/2 die, become permanently and totally disabled, or for a qualified first-time home purchase

If a distribution is not qualified, the accumulated earnings are taxable. A partial distribution will first be treated as a return of contributions which is not taxable.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 403(b), 408(b) or 408A arrangement.

Nonqualified Contract. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless one or more of the following have occurred:

(a) The taxpayer has attained age 59-1/2
(b) The taxpayer has become totally and permanently disabled
(c) The contract holder has died
(d) The distribution is made in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary
(e) The distribution is allocable to investment in the contract before August 14, 1982


403(b) Plan. The 10% penalty tax applies to the taxable portion of a distribution from a 403(b) plan, unless one or more of the following have occurred:

(a) You have attained age 59-1/2
(b) You have become totally and permanently disabled
(c) You have died
(d) You have separated from service with the plan sponsor at or after age 55
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of your and your beneficiary. Also, you must have separated from service with the plan sponsor
(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code


IRA. In general, except for (d), the exceptions for 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for qualified first-time home purchase or for higher education expenses.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Nonqualified Contract. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions.

408(b) and 408A IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

>Start date for distributions

>The time period in which all amounts in your account(s) must be distributed

>Distribution amounts


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:

>You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2

>Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier


Time Period. We must pay out distributions from the contract over one of the following time periods:

>Over your life or the joint lives of you and your beneficiary

>Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary


50% Excise Tax
If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds (Except Nonqualified Contracts) The following applies to 403(b), 408(b) and 408A plans. Different distribution requirements apply if your death occurs:

>After you begin receiving minimum distributions under the contract

>Before you begin receiving such distribution

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

>Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary

>Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following timeframes:

>Over the life of the beneficiary

>Over a period not extending beyond the life expectancy of the beneficiary


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>December 31 of the calendar year following the calendar year of your death

>December 31 of the calendar year in which you would have attained age 70-1/2


Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.


Minimum Distribution of Death Benefit Proceeds
(Nonqualified Contracts)

Death of the Contract Holder. The following requirements apply to nonqualified contracts at the death of the contract holder. Different distribution requirements apply if you are the contract holder and your death occurs:

>After you begin receiving annuity payments under the contract

>Before you begin receiving such distributions

If your death occurs after you begin receiving annuity payments, distribution must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed by August 31, 2004. However, if the distribution begins within one year of your death, then payments may be made in one of the following time-frames:

>Over the life of the beneficiary

>Over a period not extending beyond the life expectancy of the beneficiary


Spousal Beneficiaries. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.


Death of Annuitant. If the contract holder is a non-natural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect a payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.


RULES SPECIFIC TO CERTAIN PLANS

403(b) Plans

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:

>The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457

>The second limit, which is the exclusion allowance under Tax Code section
 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans

>These two limits apply to your contributions as well as to any contributions made by your employer on your behalf

>An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:

(1) Salary reduction contributions made after December 31, 1988
(2) Earnings on those contributions
(3) Earnings during such period on amounts held as of December 31, 1988

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.


Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the 403(b) contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


408(b) and 408A IRAs

Tax Code section 408(b) permits eligible individuals to contribute to a traditional Individual Retirement Annuity (IRA) on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.


Assignment or transfer of contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.


Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.


Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a

Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.


TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. A contract holder under a nonqualified contract who is a natural person generally is not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If the contract holder is not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.



Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156

Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.


Contract Distribution

We serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc. (NASD).

As principal underwriter, we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contract described in this prospectus. We may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus, we refer to the registered broker-dealers and the banks described above as "distributors." We and one or more of our affiliates may also sell the contract directly. All individuals offering and selling the contract must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Occasionally, we may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

We may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

We may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions and the distributors and may provide certain administrative services in connection with the contracts. We may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

We may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based upon payments for their services, to the extent such payments are allowed by applicable securities laws. We will pay all costs and expenses related to these services.

Payment of Commissions. We pay distributors and their registered representatives who sell the contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7% of payments or as a combination of a certain percentage of payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7% of payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

>On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted

>When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets

>During any other periods the SEC may by order permit for the protection of investors

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>Standardized average annual total returns

>Non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising you may request an SAI by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

>During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Modifications

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.


Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.


Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent upon computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed by year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.



General Information and History ..........................................   2
Variable Annuity Account B ...............................................   2
Offering and Purchase of Contract ........................................   3
Performance Data .........................................................   3
  General ................................................................   3
  Average Annual Total Return Quotations .................................   3
Income Phase Payments ....................................................   6
Sales Material and Advertising ...........................................   6
Independent Auditors .....................................................   7
Financial Statements of the Separate Account ............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company ......... F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                  Appendix I
                           ALIAC Guaranteed Account
--------------------------------------------------------------------------------
The ALIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account.
Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your representative or the Company to learn:

>The interest rate(s) we will apply to amounts invested in the Guaranteed
 Account
 We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

>The period of time your account dollars need to remain in the Guaranteed
 Account in order to earn the rate(s)
 You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).


Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.


Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.


Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

>Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus

>Tax penalties and/or tax withholding--see "Taxation"

>Early withdrawal charge--see "Fees"

>Maintenance fee--see "Fees"

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.


Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>Transfers due to participation in the dollar cost averaging program

>Withdrawals taken due to your election of SWO or ECO (described in "Systematic
 Distribution Options"), if available

>Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived


Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.


Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest, and so on until the amount requested is satisfied.


Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59-1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.


Subsequent Payments. Payments received after your initial payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.


Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.


Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90 day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3)


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

amounts distributed under the ECO or SWO (See "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.


Reinvesting Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinvested in the Guaranteed Account, we apply the reinvested amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. We reinvest amounts proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.


The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime payment option will be subject to only a positive aggregate MVA.


Distribution. The Company is the principal underwriter of the contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
General Disclosure.


>The Fixed Account is an investment option available during the accumulation phase under the contract

>Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations

>Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended

>Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements

>Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC

>Additional information about this option may be found in the contract

Interest Rates.

>The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield

>Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.


Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.


Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."


Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.


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

                                 Appendix III
                        Description of Underlying Funds
--------------------------------------------------------------------------------
The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.


Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.


Policies

Under normal market conditions, allocates assets among the following asset classes: 1) equities such as common and preferred stocks; and 2) debt such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.


Risks

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.


Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


Policies

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.


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

Risks

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


Policies

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities).


Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy also depends significantly on the investment adviser's skill in allocating assets and in choosing investments within each asset class. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks. Although the investment adviser emphasizes large cap stocks, the fund is more diversified across asset classes than most other funds with a similar investment objective. Therefore, it may not perform as well as those funds when large cap stocks are in favor.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Investment Objective
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


Policies

Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Shares of the fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Portfolios, Inc.--Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.


Policies

Under normal market conditions, invests at least 65% of total assets in common stocks. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


Risks

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


Policies

Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the portfolio manager uses quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.


Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.


Investment Adviser: Aeltus Investment Management, Inc.

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

Aetna Variable Portfolios, Inc.--Aetna International VP

Investment Objective

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.


Policies

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of North America. These securities may include common stocks as well as securities convertible into common stocks. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.


Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies present additional risks for U.S. investors, including the following: stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts; accounting standards and market regulations tend to be less standardized in certain foreign countries; and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. A hedging strategy adds to the fund's expenses and may not perform as expected.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).


Policies

Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services.


Risks

Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative stock market performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Portfolios, Inc.--Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion.


Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


Investment Adviser: Aeltus Investment Management, Inc.


AIM V.I. Capital Appreciation Fund

Investment Objective

Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.


Policies

The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.


Investment Adviser: AIM Advisors, Inc.


AIM V.I. Growth Fund

Investment Objective

Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

Policies

The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


Investment Adviser: AIM Advisors, Inc.


AIM V.I. Growth and Income Fund

Investment Objective

Seeks growth of capital with a secondary objective of current income.


Policies

The fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


Investment Adviser: AIM Advisors, Inc.


AIM V.I. Value Fund

Investment Objective

Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Policies

The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and
(4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


Investment Adviser: AIM Advisors, Inc.


Fidelity Variable Insurance Products Fund--Equity Income Portfolio

Investment Objective

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.


Policies

Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.


Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

"Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.


Investment Adviser: Fidelity Management & Research Company


Fidelity Variable Insurance Products Fund--High Income Portfolio

Investment Objective

Seeks a high level of current income while also considering growth of capital.


Policies

Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May also invest in non-income producing securities, including defaulted securities and common stocks. Currently intends to limit common stocks to 10% of total assets. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.


Risks

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.


Investment Adviser: Fidelity Management & Research Company


Fidelity Variable Insurance Products Fund II--Contrafund Portfolio

Investment Objective

Seeks long-term capital appreciation.


Policies

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.


Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other

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types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company


Janus Aspen Series--Aggressive Growth Portfolio

Investment Objective

Seeks long-term growth of capital.


Policies

A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50 percent of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion. May at times hold substantial positions in cash or similar investments.


Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


Policies

Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Will normally invest at least 25 percent of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.


Risks

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Policies

Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.


Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Policies

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.


Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative.

Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


MFS Total Return Series

Investment Objective

Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.


Policies

Under normal market conditions, invests at least 40%, but no more than 75%, of net assets in common stocks and related securities (referred to as equity securities); bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above). Generally, seeks to purchase equity securities that the investment adviser believes are undervalued in the market relative to their long-term potential focusing on companies with relatively large market capitalization (i.e., market capitalizations of $5 billion or more). Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds.


Risks

In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.


Investment Adviser: Massachusetts Financial Services Company


Oppenheimer Aggressive Growth Fund/VA

Investment Objective

Seeks to achieve long-term capital appreciation by investing in "growth-type" companies.


Policies

Invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the fund will normally invest in at least four countries (including the United States). The fund emphasizes investments in securities of "growth-type" companies. The fund may also invest in cyclical industries and in "special situations" that the fund's investment manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements.


Risks

The fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements, or the change in value of particular stocks because of an event affecting the issuer. The fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock prices. Investing in securities with high growth potential, which are often newer companies having a market capitalization of $200 million or less, involves substantially greater risks of loss and price fluctuations than larger cap issuers. Small-cap stock investments also pose certain risks because their stocks may be less liquid than those of larger issuers.


Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective

Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


Policies

Invests in equity securities, such as common stocks, preferred stocks and convertible securities and in debt securities, of issuers in the U.S. and foreign countries. Although the fund can invest in securities of issues of all market capitalization ranges, it may focus from time to time on small to medium capitalization issuers (having a market capitalization of less than $5 billion). The fund can also use hedging instruments and certain derivative investments to try to manage investment risks.


Risks

The fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. High-yield, lower-grade bonds are subject to greater credit risks than investment-grade securities. The fund can have significant amounts of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices.


Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Strategic Bond Fund/VA

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.


Policies

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.

Risks

The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.


Investment Adviser: OppenheimerFunds, Inc.


Portfolio Partners MFS Emerging Equities Portfolio

Investment Objective

Seeks long-term growth of capital.


Policies

Invests, under normal market conditions, at least 80% of total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be either early in their life cycle but which have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities traded in the over-the-counter markets.

May also invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.


Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company


Portfolio Partners MFS Research Growth Portfolio

Investment Objective

Seeks long-term growth of capital and future income.


Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.


Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company


Portfolio Partners MFS Value Equity Portfolio

Investment Objectives

Seeks capital appreciation


Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.


Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.


Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company


Portfolio Partners Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital.


Policies

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Focuses on issuers located primarily in Europe, Latin America, and the emerging markets of the Pacific Basin and Japan, but also may invest in select issues from elsewhere outside the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.


Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.


Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

                                  Appendix IV
                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1998, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional
Information.



                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                     $   9.555(1)          $   9.276(2)          $   9.581(1)
Value at end of period                                           $  10.337             $  10.323             $  10.316
Number of accumulation units outstanding at end of period            5,235                17,681                 9,447
AETNA BOND VP
Value at beginning of period                                     $  10.157(3)          $  10.119(3)          $  10.188(1)
Value at end of period                                           $  10.319             $  10.305             $  10.298
Number of accumulation units outstanding at end of period           16,582                30,949                 3,930
AETNA GROWTH VP
Value at beginning of period                                     $   8.387(3)          $   8.359(3)          $   8.899(1)
Value at end of period                                           $  10.489             $  10.475             $  10.468
Number of accumulation units outstanding at end of period            8,460                 8,297                 2,298
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $   7.862(3)          $   7.672(3)          $   8.961(1)
Value at end of period                                           $   9.886             $   9.872             $   9.866
Number of accumulation units outstanding at end of period          125,488                55,707                47,020
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $   8.469(3)          $   8.964(2)          $   9.134(3)
Value at end of period                                           $  10.716             $  10.702             $  10.694
Number of accumulation units outstanding at end of period           31,054                94,255                 4,957
AETNA INTERNATIONAL VP
Value at beginning of period                                     $   8.583(1)          $   8.497(1)          $   8.663(4)
Value at end of period                                           $   9.149             $   9.137             $   9.131
Number of accumulation units outstanding at end of period              587                 4,529                   718
AETNA MONEY MARKET VP
Value at beginning of period                                     $  10.122(3)          $  10.086(2)          $  10.120(1)
Value at end of period                                           $  10.199             $  10.186             $  10.179
Number of accumulation units outstanding at end of period          103,626                44,014                47,079
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                     $   8.690(1)          $   8.833(1)          $   8.648(1)
Value at end of period                                           $   8.903             $   8.891             $   8.885
Number of accumulation units outstanding at end of period           10,325                 2,082                    19
AETNA SMALL COMPANY VP
Value at beginning of period                                     $   8.799(1)          $   7.219(3)          $   8.739(4)
Value at end of period                                           $   9.357             $   9.345             $   9.338
Number of accumulation units outstanding at end of period           13,538                 7,787                   396
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $   7.522(3)          $   7.914(3)          $   9.078(1)
Value at end of period                                           $  10.245             $  10.231             $  10.224
Number of accumulation units outstanding at end of period           10,913                17,420                   857
AIM V.I. GROWTH FUND
Value at beginning of period                                     $   7.856(3)          $   8.120(3)          $   9.702(4)
Value at end of period                                           $  10.779             $  10.764             $  10.757
Number of accumulation units outstanding at end of period           11,163                14,904                 1,498
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                     $   7.948(3)          $   8.179(3)          $   8.830(3)
Value at end of period                                           $  10.663             $  10.649             $  10.641
Number of accumulation units outstanding at end of period            3,666                 9,968                 7,172

--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
AIM V.I. VALUE FUND
Value at beginning of period                                      $  7.820(3)           $  8.093(3)          $  9.664(4)
Value at end of period                                            $ 10.616              $ 10.601             $ 10.594
Number of accumulation units outstanding at end of period           27,668                29,486                9,219
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $  8.459(3)           $  8.314(3)          $  9.412(4)
Value at end of period                                            $  9.911              $  9.897             $  9.891
Number of accumulation units outstanding at end of period           48,260                59,609                9,907
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                      $  8.626(1)           $  8.411(1)          $  8.987(4)
Value at end of period                                            $  8.949              $  8.936             $  8.930
Number of accumulation units outstanding at end of period           40,909                19,661               48,476
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $  8.083(3)           $  8.746(2)          $  8.946(1)
Value at end of period                                            $ 10.535              $ 10.521             $ 10.514
Number of accumulation units outstanding at end of period           42,196                29,543                3,861
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $  7.183(3)           $  6.858(3)          $  9.497(4)
Value at end of period                                            $ 11.042              $ 11.027             $ 11.020
Number of accumulation units outstanding at end of period           18,318                21,356                  944
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $  9.175(3)           $  8.301(3)          $  9.275(2)
Value at end of period                                            $ 10.945              $ 10.930             $ 10.923
Number of accumulation units outstanding at end of period          114,603                27,397                9,108
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $  7.907(3)           $  7.596(3)          $  9.157(1)
Value at end of period                                            $ 10.938              $ 10.923             $ 10.915
Number of accumulation units outstanding at end of period          138,459                35,759                6,648
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $  7.245(3)           $  8.027(2)          $  8.519(1)
Value at end of period                                            $  9.576              $  9.563             $  9.557
Number of accumulation units outstanding at end of period           63,712                39,602                7,974
MFS TOTAL RETURN SERIES
Value at beginning of period                                      $  9.712(1)           $  9.772(1)          $  9.737(1)
Value at end of period                                            $ 10.171              $ 10.157             $ 10.150
Number of accumulation units outstanding at end of period           11,625                12,838               27,534
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                      $  7.289(3)           $  6.300(3)          $  8.309(4)
Value at end of period                                            $  9.362              $  9.350             $  9.343
Number of accumulation units outstanding at end of period              730                12,609                  407
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                      $  6.913(3)           $  6,647(3)          $  8.449(1)
Value at end of period                                            $  9.080              $  9.067             $  9.061
Number of accumulation units outstanding at end of period           27,241                41,656                1,468
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                      $  9.550(1)           $  9.566(3)          $  9.768(4)
Value at end of period                                            $  9.823              $  9.810             $  9.803
Number of accumulation units outstanding at end of period           21,480                13,169                   10
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $  7.999(3)           $  6.702(3)          $  8.599(1)
Value at end of period                                            $ 10.371              $ 10.357             $ 10.350
Number of accumulation units outstanding at end of period           11,391                13,509               12,479
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                      $  8.805(1)           $  9.089(1)          $  8.886(1)
Value at end of period                                            $ 10.113              $ 10.099             $ 10.092
Number of accumulation units outstanding at end of period            4,604                36,363                6,259

--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $  9.507(1)           $  9.302(1)          $  9.421(4)
Value at end of period                                            $ 10.193              $ 10.180             $ 10.173
Number of accumulation units outstanding at end of period           10,086                 9,561                  161
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $  8.553(1)           $  8.395(3)          $  8.841(1)
Value at end of period                                            $  9.248              $  9.236             $  9.229
Number of accumulation units outstanding at end of period           46,182                25,860                2,368

-----------------
(1) Funds were first received in this option during November 1998.
(2) Funds were first received in this option during September 1998.
(3) Funds were first received in this option during October 1998.
(4) Funds were first received in this option during December 1998.

 78